As filed with the Securities and Exchange Commission on February 26, 1997

                                   1933 Act File No. 33-66528
                                   1940 Act File No. 811-7912

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   7   ............        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.  8  .............................        X
                   -

                         OLD WESTBURY FUNDS, INC.

            (Exact Name of Registrant as Specified in Charter)

                        c/o Edgewood Services, Inc.
      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-8160
                      (Registrant's Telephone Number)
Robert C. Elliott                  Copies To:     Michael R. Rosella,
Esquire
Bessemer Trust Company, N.A.                 Battle Fowler LLP
630 Fifth Avenue                             75 East 55th Street
New York, New York 10111                New York, New York 10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on February 28, 1997, pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on December 16, 1996; or intends to file the Notice required by that Rule on or about; or



          414578.1
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    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.




                         OLD WESTBURY FUNDS, INC.
                    REGISTRATION STATEMENT ON FORM N-1A
                           CROSS-REFERENCE SHEET
                          PURSUANT TO RULE 404(C)
     This Amendment to the Registration Statement of Old Westbury Funds, Inc., which consists of two portfolios including: Old Westbury
International Fund and Old Westbury Growth Opportunity Fund; relates only to one of the portfolios, Old Westbury International Fund, and is comprised of the following:

Part A
ITEM NO.                                       PROSPECTUS HEADING

1.   Cover Page.....................................   Cover Page

2.   Synopsis.................................Prospectus Summary;
                                                    Table of Fees
                                                     and Expenses


          414578.1
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3    Condensed Financial Information.........Financial Highlights

4.   General Description of Registrant.......Investment Objective
                                                    and Policies;
                                          Investment Restrictions

5.   Management of the Fund...............Management of the Fund;
                                    The Administrator; Custodian,
                               Transfer Agent and Dividend Agent;
                                    Distribution and Service Plan

5A.  Management's Discussion of Fund Performance...Not Applicable

6.   Capital Stock and Other Securities.......Purchase of Shares;
                                            Redemption of Shares;
                                              Exchange of Shares;
                                     Retirement Plans; Dividends,
                                         Distributions and Taxes;
                                        Calculation of Investment
                                             Performance; General

7.   Purchase of Securities Being OfferedPurchase of Shares; Net Asset
     Value;
                                    Distribution and Service Plan

8.   Redemption or Repurchase................Redemption of Shares

9.   Legal Proceedings.............................Not Applicable


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Part B                                    Caption in Statement of
ITEM NO.                                   Additional Information

10.  Cover Page....................................... Cover Page

11.  Table of Contents..........................Table of Contents

12.  General Information and HistoryDescription of Each Portfolio's
                                  Investment Securities; Advisor;
                            Administrator; Directors and Officers

13.  Investment Objectives and PoliciesInvestment Objective and Policies;
                                          Investment Restrictions

14.  Management of the Fund.....Advisor; Administrator; Directors
                                                     and Officers

15.  Control Persons and Principal
     Holders of Securities.................Directors and Officers

16.  ......................Investment Advisory and Other Services
     ........................Advisor; Administrator; Distribution
                                     and Service Plan; Custodian,
                               Transfer Agent and Dividend Agent;
                                 Counsel and Independent Auditors

17.  ........................................Brokerage Allocation


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     ............................Brokerage and Portfolio Turnover

18.  Capital Stock and Other SecuritiesDescription of Common Stock;
                                    Description of Corporate Debt
                                                          Ratings

19.       Purchase, Redemption and Pricing of
     Securities Being Offered..Purchase and Redemption of Shares;
                                                  Net Asset Value

20.  ..................................................Tax Status
     ..................................................Tax Status

21.  ................................................Underwriters
     ...............................Distribution and Service Plan

22.  .............................Calculation of Fund Performance
     .................................................Performance

23.  Financial Statements........The Financial Statements for the
Old Westbury International
Fund for the fiscal period ended October 31, 1996, are incorporated by reference from the Portfolio's Annual Report dated October 31, 1996. Financial Statements for the Old Westbury Growth Opportunity Fund to be filed by amendment.






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                                  OLD WESTBURY
                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                                      Prospectus
                                                         February 28, 1997




                                BESSEMER TRUST
                               ----------------
                              INVESTMENT ADVISOR





                        OLD WESTBURY INTERNATIONAL FUND

                   (A PORTFOLIO OF OLD WESTBURY FUNDS, INC.)
                                FEDERATED TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                           TELEPHONE: (800) 607-2200


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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROSPECTUS

FEBRUARY 28, 1997



      Old Westbury Funds, Inc. (the "Fund") is a diversified, open-end management investment company currently consisting of two series, one of which, the Old Westbury International Fund portfolio (the "Portfolio"), is discussed herein. The Portfolio is a fund whose investment objective is to seek long-term growth of capital primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. There can be no assurance that the Portfolio will achieve its objective. See "Investment Objectives, Policies and Risks."

                            ------------------------


      This Prospectus sets forth concisely the information a prospective investor should know before investing in the Portfolio. A Statement of Additional Information, dated February 28, 1997, containing additional and more complete information about the Portfolio has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference into this Prospectus. For a free copy, call or write the Portfolio at the telephone number or address set forth above. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Portfolio which have been filed electronically with


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the SEC.

                            ------------------------


      Bessemer Trust Company, N.A. ("Bessemer") is the investment adviser of the Portfolio. Edgewood Services, Inc. ("Edgewood") is the distributor of the Portfolio's shares and Federated Administrative Services ("Federated") is the administrator of the Portfolio. Bessemer is a national banking association. Edgewood is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

                            ------------------------

      SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      THE PORTFOLIO MAY INVEST IN SECURITIES OF ISSUERS BASED IN EMERGING MARKETS WHICH MAY PRESENT INCREASED RISK. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS PRIOR TO INVESTING. SEE "INVESTMENT OBJECTIVES, POLICIES AND RISKS:
FOREIGN SECURITIES" ON PAGE 7.
                            ------------------------

                       THIS PROSPECTUS SHOULD BE RETAINED
                       BY INVESTORS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------



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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                     PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.


         THE FUND: Old Westbury Funds, Inc. is an open-end, diversified, management investment company currently consisting of two series, the Old Westbury International Fund portfolio (the "Portfolio") and the Old Westbury Growth Opportunity Fund. The Portfolio is described herein.


         INVESTMENT OBJECTIVE: The Portfolio's investment objective is to seek longterm growth of capital. The Portfolio seeks to achieve its investment objective primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. The Portfolio's assets will usually consist of issues listed on recognized foreign securities exchanges. The Portfolio is,


          414578.1
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   however, free to hold securities that are not so listed, and may invest up to 15% of its net assets in such securities. There is no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio and its investment restrictions described in the Statement of Additional Information are fundamental and may not be changed without shareholder approval.


         MANAGEMENT AND FEES: Bessemer Trust Company, N.A. (the "Adviser") serves as the Portfolio's investment adviser and is compensated for its services and its related expenses at an annual rate of 0.80% of the first $100 million of the Portfolio's average daily net assets, 0.75% of the second $100 million of the Portfolio's average daily net assets and 0.70% of the Portfolio's average daily net assets exceeding $200 million. Edgewood Services, Inc. (the "Distributor") will act as distributor for the Portfolio's shares. The Portfolio has a distribution and service plan (the "Plan") which permits it to pay the Distributor a service fee of up to 0.25% per annum of the Portfolio's average daily net assets to permit it to compensate broker-dealers whose clients are Fund shareholders for providing shareholder services and reimbursements of up to 0.15% per annum of the Portfolio's average daily net assets for distribution and marketing expenses. In addition, under the Plan the Adviser will act as a shareholder servicing agent for the Portfolio pursuant to which the Portfolio is permitted to pay the Adviser a service fee of a maximum of 0.25% per annum of the Portfolio's average daily net assets to compensate it and to permit it to compensate banks, savings and loans or other financial institutions (the Adviser with such other institutions, each a "Shareholder Servicing Agent") whose clients are Fund shareholders for providing shareholder services. The service fees payable to the


          414578.1
                              -11-
   Distributor will only be paid by the Portfolio with respect to the value of shares of the Portfolio represented by the clients of broker-dealers that have agreements with the Distributor (each a "Broker-Dealer," or just "Dealer"), and the service fees payable to the Adviser will only be paid by the Portfolio with respect to the value of shares of the Portfolio represented by the clients of the Adviser and the other Shareholder Servicing Agents that have agreements with the Adviser. Therefore, the total service fees in the aggregate payable to the Distributor and the Adviser (collectively, the "Shareholder Servicing Fees") for shareholder servicing will not exceed 0.25% per annum of the average daily net assets of the Portfolio. However, the maximum amount payable under the Plan is 0.40% per annum of the average daily net assets of the Portfolio. (See "Distribution and Service Plan").

         HOW TO PURCHASE SHARES: Shares of the Portfolio may be purchased at the net asset value per share next determined after receipt of an order by the Portfolio's Distributor or transfer agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Portfolio plus a sales load of up to 4.5%. Shares of the Portfolio may be purchased only through a Shareholder Servicing Agent, Dealer, or the Distributor. The minimum initial investment is $1,000. See "Purchase of Shares" and "Retirement Plans." Shares of the Portfolio may be purchased only in those states where they may lawfully be sold.

         HOW TO SELL SHARES: Shares of the Portfolio may be redeemed by the shareholder at any time at the net asset value per share next determined after the redemption request is received by the Portfolio's Distributor or


          414578.1
                              -12-
   transfer agent in proper order. See "Redemption of Shares."

         DIVIDENDS AND REINVESTMENT: Each dividend and capital gains distribution, if any, declared by the Portfolio on its outstanding shares will, unless a shareholder elects otherwise, be paid on the payment date in additional shares of the Portfolio having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. Shareholders may change this election by notifying their Shareholder Servicing Agent or Broker-Dealer in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. However, the Portfolio currently intends to pay dividends and capital gains distributions, if any, at least on an annual basis. See "Dividends, Distributions and Taxes."

         RISK FACTORS: Investors should consider the risks associated with investing in foreign equity securities including securities of issuers based in emerging market countries. In general, less information is publicly available about foreign companies than is available about companies in the United States. Most foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. For a more detailed description of the risks associated with these securities, see "Investment Objectives, Policies and Risks." The Portfolio may also use forward foreign currency exchange contracts and purchase and sell options on foreign currencies. (See "Investment Objectives, Policies and


          414578.1
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   Risks--Foreign Securities" herein.)


                            SUMMARY OF FUND EXPENSES



























          414578.1
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SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)...................................       4.50%
ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net assets)
  Advisory Fee (after waiver) (1)..........................................       0.78%
  12b-1 Fee................................................................       0.25%
  Total Other Expenses.....................................................       0.47%
  Total Fund Operating Expenses (2)........................................       1.50%



(1) The advisory fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.80%.



(2) The total Fund operating expenses would have been 1.52% absent the voluntary waiver of a portion of the advisory fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Portfolio will bear, either directly or indirectly. The sales load is a one-time charge paid at the time of purchase of the shares. An investor may be entitled to a reduction in such sales loads. For more complete descriptions of the various costs and expenses, and information concerning the reduction in sales loads, see "Purchase of Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Under the Plan, the Portfolio may bear up to .10% in "asset based sales charges" and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (see "Distribution and Service Plan"). The Adviser, the Administrator and the Distributor may, at their discretion, waive all or a portion of their fees. See the table above for any fee waivers. Investors purchasing or redeeming shares through Shareholder Servicing Agents and Dealers may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly. For a further discussion of these fees, see "Management of the Fund" and "Distribution and Service Plan" herein. The expense amounts contained in the example below may increase if the fee waivers are discontinued.





























          414578.1
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EXAMPLE:                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a
  $1,000 investment assuming a 5% annual
  return, redemption at the end of each time
  period and payment of the maximum sales
  charge. The Fund charges no contingent
  deferred sales charge......................     $60        $90       $123       $216
                                               ---------  ---------  ---------  ---------


--------------------------------------------------------------------------------

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                        OLD WESTBURY INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



      The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated December 12, 1996, on the Fund's financial statements for the year ended October 31, 1996, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                          YEAR ENDED OCTOBER 31,
                                                  1996       1995       1994      1993(A)
Net asset value, beginning of period..........  $    9.80  $   10.81  $   10.14  $   10.00
Income from investment operations:
  Net investment income.......................       0.13       0.14       0.10       0.00
  Net realized and unrealized gain (loss) on
  investments.................................       1.37      (1.07)      0.57       0.14
                                                ---------  ---------  ---------  ---------
  Total from investment operations............       1.50      (0.93)      0.67       0.14
                                                ---------  ---------  ---------  ---------
Less distributions:
  Distributions from net investment income....      (0.14)     (0.08)        --         --
                                                ---------  ---------  ---------  ---------
Net asset value, end of period................  $   11.16  $    9.80  $   10.81  $   10.14
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
Total return*.................................       15.5%      (8.6%)       6.6%       1.4%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)........   $135,794   $104,194   $104,529    $11,957
  Ratio of expenses to average net assets
    before waiver of expenses.................       1.52%      1.60%      1.70%      2.50%**+
  Ratio of expenses to average to net assets..       1.50%      1.50%      1.50%      1.50%**
  Ratio of net investment income (loss) to
    average net assets........................       1.19%      1.40%      0.90%     (0.91%)**
  Portfolio turnover..........................         55%        32%        23%         0%
  Average Commission rate paid................     0.0080     0.0100         --         --


------------------


 * Total return is calculated without a sales charge assuming a purchase of shares on the first day and a sale on the last day of the period.



** Annualized.



 + The calculation takes state expense limitations into consideration.



(a) For the period October 22, 1993 (commencement of operations) to October 31, 1993.



Note: Per share values calculated using average shares outstanding.



FURTHER INFORMATION ABOUT THE PORTFOLIO'S PERFORMANCE IS CONTAINED IN THE PORTFOLIO'S ANNUAL REPORT, DATED OCTOBER 31, 1996, WHICH CAN BE OBTAINED FREE OF CHARGE.


                   INVESTMENT OBJECTIVES, POLICIES AND RISKS

      The Fund is an open-end, diversified, management investment company organized as a Maryland corporation on August 26, 1993. The Portfolio is a fund whose investment objective is to seek long-term growth of capital. The Portfolio seeks to achieve its objective primarily through investment in a diversified portfolio of marketable equity securities of issuers domiciled outside of the United States. The Portfolio's assets will usually consist of issues listed on recognized foreign securities exchanges. The Portfolio is, however, free to hold securities that are not so listed, and may invest up to 15% of its assets in such securities. There is no assurance that the Portfolio will achieve its investment objective. The investment objective of the Portfolio and its investment restrictions, which are described herein and in the Statement of Additional Information, are fundamental and may not be changed without shareholder approval. The Portfolio's other investment policies indicated below may be changed by the Board of Directors without shareholder approval.


      The Portfolio will normally invest its assets primarily in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. The Portfolio may, in seeking its objective of long-term capital growth, increase its holdings in equity securities other than common stocks (including preferred stocks, warrants and securities convertible into common or preferred stock) or in debt securities if the Adviser believes that the potential capital appreciation of other equity securities or debt securities will equal or exceed the potential appreciation of common stocks. Investments in debt securities are consistent with the Portfolio's investment objective because they could result in capital


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appreciation due to an increase in the value of such securities caused by changes in interest rates and currency values. For the risks associated with these investments see "Investment Objectives, Policies and Risks" in the Statement of Additional Information. Debt securities that the Portfolio may invest in include obligations of foreign governments and their political subdivisions, and bonds, notes and other debt securities issued by companies domiciled outside of the United States which are rated in the top four categories published by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") (Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or, if unrated, are of comparable quality as determined by the Adviser. Investments in obligations of foreign governments or their political subdivisions are limited to direct government obligations and government-guaranteed securities.


      The Portfolio diversifies investments by issuer and does not concentrate in any one industry. In addition, the Portfolio allocates its investments among geographic regions and individual countries and, normally, will have 65% of its total assets invested in at least three different foreign countries. The Portfolio may invest

25% or more of its assets in the securities of a single country. See "Investment Restrictions." Particular securities are selected for investment based upon criteria with which the Adviser evaluates including: (i) the relative economic prospects for various geographic regions and countries; (ii) the relative economic prospects of particular industrial sectors within those regions and countries; and (iii) the characteristics of particular issuers within those industrial sectors.



          414578.1
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      Investments are made primarily in those regions and countries where, in the opinion of the Adviser, there are opportunities to achieve superior investment returns relative to other investment opportunities available outside the United States. The Portfolio does not, however, generally invest in debt or equity securities of U.S. issuers. The Portfolio emphasizes those industrial sectors of the world's market which, in the opinion of the Adviser, offer the most attractive risk/reward relationship. Securities of any given issuer are evaluated on the basis of such measures as price/earnings ratios, price/book ratios, cash flows and dividends and interest income.

      Due to the changing nature of national economies and of market and political conditions, the Portfolio may, temporarily for defensive purposes, without limitation as to the amount of Portfolio assets which may be so invested, hold United States and foreign short-term money market instruments including government obligations, time deposits, bankers acceptances, certificates of deposit, commercial paper, and short-term corporate debt securities, which are rated in the top two categories published by Moody's or by Standard & Poor's or, if unrated, are of comparable quality as determined by the Adviser.

FOREIGN SECURITIES

      Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control


          414578.1
                               -4-
or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United

States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

      The Portfolio may invest up to 50% of its net assets in securities of issuers in emerging markets countries, including Eastern Europe. A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of, and with a principal office in, an emerging market; or (iii) (alone or on a consolidated basis) the issuer and all of its subsidiaries derive 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets. "Emerging markets" include any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every country in the world except Australia, Austria, Belgium,


          414578.1
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Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Mexico, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom and United States. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

      So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries, investments in such countries will involve risk of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, and in many cases without adequate compensation, and there is no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Portfolio


          414578.1
                               -6-
shareholders.

      Foreign stock markets are generally not as developed or efficient as those in the United States. In most foreign markets volume and liquidity are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commission on foreign stock exchanges are generally higher than the negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity.

      The dividends and interest payable on certain of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Portfolio shareholders. Investors should understand that the expense ratios of the Portfolio can be expected to be higher than those of investment companies investing in domestic securities due to the additional cost of custody of foreign securities. A more detailed description of the costs of operation of the Fund is contained under "Management of the Fund" and in the Statement of Additional Information.

      Portfolio securities which are listed on foreign exchanges may be traded on days that the Portfolio does not value its securities, such as Saturdays and the customary United States business holidays on which the New York Stock Exchange ("NYSE") is closed. As a result, the net asset value of the shares of the Portfolio may be significantly affected on days when shareholders do not have access to the Fund.

      A change in the value of a foreign currency relative to the U.S. dollar


          414578.1
                               -7-
will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency. Accordingly, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. In order to protect against uncertainty in the level of future foreign exchange rates, the Portfolio is authorized to and may occasionally use forward foreign currency exchange contracts and purchase and write (sell) options on foreign currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract and such contracts are traded directly between currency traders (usually large commercial banks with assets and deposits of over $1 billion) and their customers. A foreign currency call option gives the purchaser the right to buy, and the writer (seller) the obligation to sell, the underlying foreign currency at the exercise price during the option period. A foreign currency put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying foreign currency at the exercise price during the option period.

      If the Portfolio is the covered call writer, during the option period it gives up most of the potential for capital appreciation above the exercise price should the foreign currency rise in value. If the Portfolio is the secured put writer, during the option period it retains the risk of loss should the foreign currency decline in value. For the covered call writer, substantial appreciation in the value of the foreign currency would result in the foreign currency being "called away." For the secured put writer, substantial depreciation in the value of the foreign currency would result in the foreign currency being "put to" the writer. If the Portfolio is the writer and a covered call option expires unexercised, it realizes a gain in the amount of the premium. If the Portfolio


          414578.1
                               -8-
is the buyer and a covered call option expires unexercised, it realizes a loss in the same amount. If the Portfolio as the covered call option writer has to sell the foreign currency because of the exercise of a call option, it realizes a gain or loss from the sale of the foreign currency, with the proceeds being increased by the amount of the premium.

      If the Portfolio is the writer and a secured put option expires unexercised, the Portfolio realizes a gain in the amount of the premium. If the Portfolio is the buyer and a secured put option expires unexercised, the Portfolio realizes a loss in the same amount. If the Portfolio as the secured put writer has to buy the underlying foreign currency because of the exercise of a put option, it incurs an unrealized loss to the extent that the current market value of the foreign currency is less than the exercise price of the put option, minus the premium received. Options purchased and sold other than on an exchange in private transactions also impose on the Portfolio the credit risk that the counterparty will fail to honor its obligations and with the assets of the Portfolio used to cover its options positions are deemed illiquid securities for purpose of "Investment Restriction (i)." The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of the Portfolio's total assets and the Portfolio will not write (sell) options exceeding 25% of the Portfolio's total assets.

      The Portfolio may use such forward contracts and options only under two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security (a "transaction hedge"). Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the foreign currency or


          414578.1
                               -9-
options approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency or in currencies believed by the Adviser to bear a substantial correlation to the value of such currency (a "cross hedge"). (See "Foreign Currency Exchange Transactions and Options" in the Statement of Additional Information.)

      The extent to which the Portfolio may enter into transactions involving options and forward contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Portfolio intention to qualify as such. See "Dividends, Distributions and Taxes."

PORTFOLIO TURNOVER

      Purchases and sales are made for the Portfolio whenever necessary, in the Adviser's opinion, to meet the Portfolio's objective. Portfolio turnover may involve the payment by the Portfolio of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Portfolio which could have an effect on the Portfolio's total rate of return. In order to qualify as a regulated investment company, less than 30% of the Portfolio's gross income must be derived from the sale or other disposition of stock, securities or certain other investments held for less than three months. Although increased portfolio turnover (over 100%) may increase the likelihood of additional capital gains for the Portfolio, the Portfolio expects to satisfy the 30% income test. For the fiscal year ended October 31, 1996, the turnover of the Portfolio was 55%.


          414578.1
                              -10-

                            INVESTMENT RESTRICTIONS


      As a diversified investment company, 75% of the total assets of the Portfolio are subject to the following limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer and
(b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The classification of the Fund as a diversified investment company is a fundamental policy of the Fund and may be changed only, with respect to the Portfolio, with the approval of the holders of a majority of the outstanding shares of the Portfolio. As used in this Prospectus, the term "majority of the outstanding shares of the Portfolio" means, respectively, the vote of the lesser of: (i) 67% or more of the shares of the Portfolio present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.


      The Portfolio also operates under certain investment restrictions which are deemed fundamental policies of the Portfolio and also may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, the Portfolio may not (except where specified):

            (i) mortgage, pledge or hypothecate any assets except that the Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph (iii) below. However, although not a fundamental policy of the Portfolio, as a matter of operating policy


          414578.1
                              -11-
     in order to comply with certain state statutes, the Portfolio will not pledge its assets in excess of an amount equal to 10% of net assets;

            (ii) lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than obligations created by these transactions; or

            (iii) purchase securities on margin or borrow money, except from banks for extraordinary or emergency purposes (not for leveraging or investment), provided that such securities in the aggregate do not exceed an amount equal to one-third of the value of the total assets of the Portfolio less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times.

      The following are investment restrictions, in addition to other restrictions in the Statement of Additional Information, that may be changed by a vote of the majority of the Board of Directors. The Portfolio will not:

            (i) invest more than 15% of the market value of the Portfolio's net assets in illiquid investments including time deposits and repurchase agreements of over seven days' duration; or

            (ii) purchase securities while borrowings exceed 5% of its total assets.

      If a percentage restriction (except (iii) above) is adhered to at the time an investment is made, a later change in percentage resulting from changes in


          414578.1
                              -12-
the value of the Portfolio's investment securities will not be considered a violation of the Portfolio's restrictions.

      For a more detailed discussion of these investment restrictions, see "Investment Restrictions" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND


      The Fund's Board of Directors, which has overall responsibility for the management of the Fund, has employed Bessemer Trust Company, N.A. to serve as Adviser of the Portfolio. The Adviser is a national bank engaged primarily in investment management, trust, fiduciary and other financial services which it provides to individuals of high net worth and institutions. The Adviser supervises all aspects of the Portfolio's operations and provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Fund's Board of Directors, the Adviser makes the Portfolio's day-to-day investment decisions with respect to all purchases and sales, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser also provides supervisory personnel who are responsible for supervising the performance of the Portfolio's administrator. However, the administrator, Federated Administrative Services (the "Administrator"), provides personnel to perform the operational components of all administrative services.



      Mr. John Trott is primarily responsible for the day-to-day investment management of the Portfolio. Mr. Trott joined the Adviser in 1992, and was a


          414578.1
                              -13-
chief



investment officer for Klienwort Benson International Investment LTD. since 1988, where he managed investments for clients with similar objectives to those of the Portfolio. The Portfolio's Annual Report contains information regarding the Portfolio's performance and, will be provided without charge, upon request.


      Due to the services performed by the Adviser and the Administrator, the Fund currently has no employees and its officers are not required to devote their full time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each Director and principal officer of the Fund.


      The Adviser, along with the associated banks, Bessemer Trust Company (New Jersey) and Bessemer Trust Company of Florida, is a subsidiary of The Bessemer Group, Incorporated, a registered bank holding company in the State of New Jersey, which is wholly owned by trusts for the benefit of the descendants of Henry Phipps, a founder of the Carnegie Steel Company. In addition to services provided to the Phipps family, which now account for less than 20% of the Adviser's business, the Bessemer banks at present provide investment, fiduciary and personal banking services to 740 clients with total assets under management of about $12.4 billion, approximately $1.5 billion of which is represented by investments in foreign securities. The banks have offices in New York, New York; Washington, D.C.; Woodbridge, New Jersey; Palm Beach, Florida; Miami, Florida; Naples, Florida; Chicago, Illinois; Los Angeles, California; San Francisco,


          414578.1
                              -14-
California; London, England and Grand Cayman, Cayman Islands B.W.I. Bessemer has not advised any registered investment company other than the Fund and, formerly, Flag Investors International Trust. The Adviser's address is 630 Fifth Avenue, New York, New York. As of February 4, 1997, Bessemer Trust Company, Woodbridge, New Jersey, held 94.59% of the voting securities of the Portfolio under the nominee name Naidot & Co. for its customers, and therefore, may, for certain purposes, be deemed to control the Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders.


      The Adviser, may from time to time, make such recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Portfolio. When two or more of the clients of the Adviser, including the Portfolio, are purchasing the same security in a given day from the same broker-dealer, such transactions may be averaged as to price.

      The Advisory Contract contains provisions relating to the selection of securities brokers to effect the portfolio transactions of the Portfolio. Under those provisions, subject to applicable law and procedures adopted by the Board of Directors, the Adviser may (i) pay commissions to brokers which are higher than might be charged by another qualified broker to obtain brokerage and/or research services


          414578.1
                              -15-
considered by the Adviser to be useful or desirable for its investment management of the Portfolio and/or other advisory accounts of itself and any investment adviser affiliated with it; and (ii) consider the sales of shares of the Portfolio by brokers as a factor in its selection of brokers of Portfolio transactions.


      As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a fee, computed daily and payable monthly, in accordance with the following schedule: 0.80% of the first $100 million of the Portfolio's average net assets, 0.75% of the second $100 million of the Portfolio's average net assets and 0.70% of the Portfolio's average net assets exceeding $200 million. For the fiscal year ended October 31, 1996, the Adviser received 0.77% of the Portfolio's average net assets in advisory fees. The Statement of Additional Information contains further information about the Advisory Contract including a more complete description of the advisory and expense arrangements. Pursuant to the Portfolio's Distribution and Service Plan, the Adviser will also act as a shareholder servicing agent for the Portfolio pursuant to which the Portfolio is permitted to pay the Adviser a maximum of 0.25% per annum of the Portfolio's average daily net assets to compensate it and to permit the Adviser to compensate banks, savings and loans and other financial institutions (the Adviser with such other institutions, each a "Shareholder Servicing Agent") whose clients are Fund shareholders for providing shareholder services. In addition, the Plan provides that the Adviser may use the advisory fee or its own resources for distribution and servicing purposes including defraying the costs of performing shareholder servicing functions on behalf of the Portfolio, compensating others, including banks, broker-dealers and other organizations whose customers or clients are shareholders of the Portfolio for providing assistance in distributing the Portfolio's shares and defraying the


          414578.1
                              -16-
cost of shareholder servicing and other promotional activities. See "Distribution and Service Plan."



      The Portfolio is responsible for payment of its expenses, including, without limitation, the following types of expenses: fees payable to the Adviser, Distributor, Administrator, custodian, transfer agent and dividend agent; brokerage and commission expenses; foreign, federal, state or local taxes, including issuance and transfer taxes incurred by or levied on them; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and nonrecurring legal, accounting, recordkeeping and auditing expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including Directors' fees, of any Directors, officers or employees who are not officers or employees of the Adviser, the Administrator or their affiliates; costs of other personnel providing administrative and clerical services; costs of stockholders' services, including charges and expenses of persons providing confirmations of transactions in the Portfolio's shares, periodic statements to stockholders and recordkeeping services and costs of stockholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering their shares under the appropriate federal securities laws and of qualifying their shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications; any other distribution or promotional expenses contemplated by an effective plan adopted by the Fund


          414578.1
                              -17-
pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"); and expenses of preparing, printing and delivering the initial registration statement and of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts. The Distributor pays the promotional and advertising expenses related to the distribution of the Portfolio's shares and for the printing of all Portfolio prospectuses used in connection with the distribution and sale of Portfolio shares for which it may be reimbursed under the Plan. See "Distribution and Service Plan." See "Management of Fund" in the Statement of Additional Information. The Adviser has agreed to a reduction in the amounts payable to it and to reimburse the Portfolio, as necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limits set by applicable regulations of state securities commissions.

                               THE ADMINISTRATOR


      Federated Administrative Services, the Administrator, has its principal office at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.


      Pursuant to the Administrative Services Agreement with the Portfolio, the Administrator provides the overall administration of the Portfolio, subject to the supervision of the Fund's Board of Directors including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Portfolio; the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio;


          414578.1
                              -18-
preparation of certain documents in connection with meetings of the Board of Directors and shareholders; and the maintenance of books and records of the Portfolio. The Administrator provides persons satisfactory to the Board of Directors of the Fund to serve as officers and directors of the Fund, as the case may be. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Administrator or its affiliates. For providing these services and for bearing the related expenses, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to:






















          414578.1
                              -19-

       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE FUND
        .150%                on the first $250 million
        .125%                on the next $250 million
        .100%                on the next $250 million
        .075%           on assets in excess of $750 million



      The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. The Administrator may choose voluntarily to waive a portion of its fee or minimums from time to time in its sole discretion.


                         DISTRIBUTION AND SERVICE PLAN

      Pursuant to Rule 12b-1 under the Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") for the Portfolio and, pursuant to the Plan, the Portfolio has entered into a Distribution Agreement and a Shareholder Servicing Agreement with the Distributor and a Shareholder Servicing Agreement with the Adviser.


      For its services under its Shareholder Servicing Agreement, the Distributor is permitted to receive payments from the Portfolio to permit it to make payments to broker-dealers, with which it has written agreements and whose clients are Fund shareholders (each a "Broker-Dealer"), for providing shareholder services up to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of these Broker-Dealers. For its services under its Shareholder Servicing Agreement, the Adviser is permitted to receive a payment from the Portfolio of 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the Adviser (and its affiliates) to compensate it for providing shareholder services to such clients. In addition, the Shareholder Servicing Agreement provides that the Adviser is permitted to receive payments from the Portfolio (together with the Distributor's fee, the "Shareholder Servicing Fee") to actually permit it to make payments to banks, savings and loans and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each institution, a "Shareholder Servicing Agent") for providing shareholder services up to 0.25% per annum of the Portfolio's average daily net assets attributable to the clients of the other Shareholder Servicing Agents. Therefore, the total of the Shareholder Servicing Fees in the aggregate payable to the Distributor and the Adviser will not exceed 0.25% of the net assets of the Portfolio.


      Each Shareholder Servicing Agent and Broker-Dealer will, as agent for its customers, among other things; answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; assist shareholders in designating and changing dividend options, account designations and addressees; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Portfolio) monthly and year-end statements and confirmation of purchases and redemptions; transmit, on behalf of the Portfolio, proxy statements, annual reports, updating prospectuses and other communications from the Portfolio to shareholders of the Portfolio; receive, tabulate and transmit to the Portfolio proxies executed by shareholders with respect to meeting of shareholders of the Portfolio; and provide such other related services as the Portfolio or a


          414578.1
                               -2-
shareholder may request. As set forth in the preceding paragraph, for these services, each Shareholder Servicing Agent and Broker-Dealer (either directly or from the Distributor or Adviser) receives a fee, which may be paid periodically, on an annual basis equal to 0.25% of the average daily net assets of the Portfolio represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent or Broker-Dealer maintains a servicing relationship. Shareholder Servicing Agents and Broker-Dealers may waive all or a portion of their Shareholder Servicing Fees. In addition, the Distribution Agreement with the Distributor provides for reimbursement to the Distributor by the Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolio's shares in an amount not to exceed 0.10% per annum of the Portfolio's average daily net assets (the "Distribution Reimbursement").

      Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Portfolio, will solicit orders for the purchase of the Portfolio's shares, provided that any subscriptions and orders will not be binding on the Portfolio until accepted by the Portfolio as principal. The Plan, the Distribution Agreement and the Shareholder Servicing Agreement with the Distributor provide that, in addition to the Shareholder Servicing Fee and the Distribution Reimbursement, the Portfolio will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals incurred by the Distributor in carrying out its obligations under the Distribution Agreement and the Shareholder Servicing Agreement and by the Adviser under its Shareholder Servicing Agreement, and (ii) typesetting, printing and delivering the Portfolio's prospectus to existing shareholders of the Portfolio and preparing and printing subscription application forms for shareholder accounts. The expenses enumerated in this paragraph shall not exceed an amount equal to 0.05% per annum of the Portfolio's average daily net assets.


          414578.1
                               -3-

      The maximum amount payable under the Plan is 0.40% per annum of the average net assets of the Portfolio.

      The Plan, the Shareholder Servicing Agreements and the Distribution Agreement each provide that the Adviser and the Distributor may make payments from time to time from their own resources, which may include past profits for the following purposes: to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Portfolio; to compensate certain financial intermediaries for providing assistance in distributing the Portfolio's shares; to pay the costs of printing and distributing the Portfolio's prospectus to prospective investors; and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Portfolio's shares. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the Shareholder Servicing Agents and Broker-Dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which the Portfolio is required to pay to the Distributor or Adviser for any fiscal year under the Shareholder Servicing Agreements or otherwise.

      Shareholder Servicing Agents and Broker-Dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the Shareholder Servicing Agents and Broker-Dealers. In addition, Shareholder Servicing Agents and Broker-Dealers offering purchase and


          414578.1
                               -4-
redemption procedures similar to those offered to shareholders who invest in the Portfolio directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Portfolio directly. Accordingly, the net yield to investors who invest through Shareholder Servicing Agents and Broker-Dealers may be less than by investing in the Portfolio directly. An investor should read this Prospectus in conjunction with the materials provided by the Shareholder Servicing Agent and Broker-Dealer describing the procedures under which Portfolio shares may be purchased and redeemed through the Shareholder Servicing Agent and Broker-Dealer.

      The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Portfolio or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


                               PURCHASE OF SHARES


          414578.1
                               -5-

      Shares of the Portfolio may be purchased only through a Shareholder Servicing Agent or through a broker-dealer that has an agreement with the Distributor. The minimum initial investment is $1,000. Initial investments may be made in any amount equal to or in excess of the minimum. The minimum amount for subsequent investments is $100. Orders received as of the earlier of 4:00 p.m., New York time, or the close of regular trading on any day on which the NYSE is open for trading ("Fund Business Day") will be executed at the public offering price determined on that day. Orders received after the earlier of 4:00 p.m., New York time, or the close of the NYSE on any Fund Business Day, will be executed at the public offering price determined on the next Fund Business Day. Shares will be issued upon receipt of payment by the Portfolio. The Portfolio or the Distributor each reserves the right to reject any subscription for its shares. Certificates for Portfolio shares will not be issued to those who invest in the Portfolio.

      The price paid for shares of the Portfolio is the public offering price, that is, the next determined net asset value of the shares plus a sales load. The sales load is a one-time charge paid at the time of purchase of shares, most of which ordinarily goes to the investor's broker-dealer to compensate him or her for the services provided the investor.

      Sales loads are determined in accordance with the following sales load schedule:







          414578.1
                               -6-

                                                                                  DEALER
                                                         SALES LOAD              DISCOUNT
                                         SALES           AS % OF NET              AS % OF
AMOUNT OF PURCHASE                       LOAD          AMOUNT INVESTED        OFFERING PRICE
Less than $50,000...................        4.50%              4.71%                  4.00%
$50,000 up to $99,999...............        3.50%              3.63%                  3.00%
$100,000 up to $249,999.............        2.50%              2.56%                  2.00%
$250,000 up to $499,999.............        2.00%              2.04%                  1.50%
$500,000 up to $999,999.............        1.50%              1.52%                  1.25%
$1,000,000 and over.................         .00%               .00%                   .00%


      The Distributor reserves the right to change the dealer's concession from time to time. Dealers who receive 90% or more of the sales load may be deemed to be underwriters under the Securities Act of 1933. On sales of $1 million or more, the Distributor or the Adviser may make payment, out of its own resources to compensate the dealer for such sale, provided that the dealer has an executed dealer agreement with respect to the Portfolio with the Distributor.

HOW TO PURCHASE SHARES


      All funds received by the Portfolio are invested in full and fractional shares of the Portfolio. Certificates for shares are not issued. The Fund maintains records of each shareholder's holdings of Portfolio shares, and each Shareholder Servicing Agent and Broker-Dealer maintains records of each of their customer's accounts and each shareholder receives a statement of transactions, holdings and dividends. The Portfolio reserves the right to reject any purchase. Shares of the Portfolio may be purchased only in those states where they may lawfully be sold.


      An investment may be made using any of the following methods:

      By Mail. Contact your Shareholder Servicing Agent or Broker-Dealer for further instructions. Checks are accepted subject to collection at full value. Shares will be issued upon receipt of payment by the Portfolio. If shares are purchased by check and redeemed before the check has cleared, the transmittal of redemption proceeds will be delayed until funds are collected, which may take up to 15 days from the date of purchase.

      For shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, shares of the Portfolio may be purchased directly from the Distributor. Purchase orders will be effected at the public offering price next determined after acceptance of the order by the Distributor.


      Shareholders wishing to purchase shares of the Portfolio through the Distributor must complete a Purchase Application accompanying this Prospectus and mail it together with a check payable to "Old Westbury International Fund" to:


                               Old Westbury International Fund
                               P.O. Box 119
                               New York, NY 10274-0119

      Subsequent investments in the Portfolio do not require a Purchase Application, however, the shareholder's account number must be clearly marked on the check to ensure proper credit. Subsequent purchases may also be made by sending a check with the detachable coupon that regularly accompanies the confirmation of a previous transaction.


      Accounts of Shareholders who purchase shares directly from the Distributor will be maintained by the transfer agent for the Fund, Fundamental Shareholder Services, Inc. ("FSSI" or the "Transfer Agent"). For account balance information and shareholder services, shareholders may call FSSI at (800) 607-2200.


      By Wire. Investments may be made directly through the use of wire transfers of federal funds. Shares purchased by wire will be effected at the


          414578.1
                               -2-
public offering price next determined after acceptance of the order by the Distributor. Contact your bank and request it to wire federal funds to the Portfolio. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. Contact your Shareholder Servicing Agent or Broker-Dealer for further instructions.

      For Shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, shares may be purchased directly from the Distributor by federal funds wire. Please contact the Transfer Agent at (800) 607-2200 for specific instructions.

      Investors making initial investments by wire must promptly complete the Purchase Application accompanying this Prospectus and forward it to FSSI, the Fund's Transfer Agent. No Purchase Application is required for subsequent purchases. Completed applications should be directed to the address listed above under "How to Purchase Shares--By Mail." The application may also be sent by facsimile. Please contact FSSI at (800) 607-2200 for complete instructions.

REDUCTION OR ELIMINATION OF SALES LOAD

      Volume Discounts. Volume discounts are provided if the total amount being invested in shares of the Portfolio reaches the levels indicated in the above sales load schedule. Volume discounts are also available to investors making sufficient additional purchases of Portfolio shares. The applicable sales charge may be determined by adding to the total current value of shares already owned in the Portfolio the value of new purchases computed at net asset value on the


          414578.1
                               -3-
day the additional purchase is made. For example, if an investor previously purchased, and still holds, shares of the Portfolio worth $95,000 at the current net asset value and purchases an additional $5,000 worth of shares of the Portfolio, the sales charge applicable to the new purchase would be that applicable to the $100,000 to $249,999 bracket in the above sales load schedule. For the purposes of determining volume discounts, (i) an investment adviser who is registered with the Securities and Exchange Commission or appropriate state authorities and who purchases shares of the Portfolio for more than one account may aggregate all such accounts, (ii) a bank, trust company or thrift institution which is acting as fiduciary with respect to more than one account may aggregate all such accounts and (iii) a financial planner who purchases shares of the Portfolio for more than one account may aggregate all such accounts. The Shareholder Servicing Agent or Broker-Dealer must be notified at the time of purchase that the purchase is entitled to a reduced sales charge which will be granted subject to confirmation of the purchaser's holdings. The volume discount option may be modified or discontinued at any time and may not be available through all Shareholder Servicing Agents or Broker-Dealers.

      Reinvestment of Dividends and Distributions. There is no sales load on purchases of Portfolio shares made by reinvestment of dividends and distributions paid by the Portfolio. Reinvestment will be made at net asset value as of the ex-

dividend date (i.e., without the imposition of a sales load) on the day on which the dividend or distribution is payable.


      Letter of Intent. Any investor may sign a Letter of Intent stating an intention to make purchases of shares totaling a specified amount within a


          414578.1
                               -4-
period of thirteen months. Purchases within the thirteen-month period can be made at the reduced sales load applicable to the total amount of the intended purchase noted in the Letter of Intent. If a larger purchase is actually made during the period, then a downward adjustment will be made to the sales charge based on the actual purchase size. Any shares purchased within 90 days preceding the actual signing of the Letter of Intent are eligible for the reduced sales charge and the appropriate price adjustment will be made on those share purchases. A number of shares equal to 4.5% of the dollar amount of intended purchases specified in the Letter of Intent may be held in escrow in the form of shares registered in the purchaser's name until the Letter of Intent is completed. Escrowed shares are not available for redemption or transfer until the Letter of Intent is completed, or the higher sales charge is paid. Any redemptions made by the purchaser during the thirteen month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. Dividends and distributions on the escrowed shares are paid to the investor. Dividends and distributions taken in additional shares of the Portfolio will not apply toward completion of the Letter of Intent. If the intended purchases are not completed during the Letter of Intent period, the investor is required to pay an amount equal to the difference between the regular sales load applicable to a single purchase of the number of shares actually purchased and the sales load actually paid. If such payment is not made within 20 days after written request, a sufficient number of escrowed shares will be redeemed to effect payment of the amount due. Any remaining escrowed shares are released to the investor's account. Agreeing to a Letter of Intent does not obligate you to buy, or the Portfolio to sell, the indicated amount of shares. You should read the Letter of Intent carefully before signing. The Letter of Intent option may not be available through all Shareholder Servicing Agents or Broker-Dealers.



          414578.1
                               -5-


      Concurrent Purchases. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more portfolios in the Fund, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in the Portfolio and $30,000 in the Old Westbury Growth Opportunity Fund, the sales charge would be reduced.



      To receive this sales charge reduction, the Shareholder Servicing Agent or Broker-Dealer must be notified by the shareholder in writing at the time the concurrent purchases are made. The Portfolio will reduce the sales charge after it confirms the purchases.




      Directors of the Fund, Employees and Clients of the Adviser. Directors of the Fund, employees (and their relatives) of Bessemer Trust Company, N.A., the Shareholder Servicing Agents and Broker-Dealers, and their affiliates, may also purchase shares of the Portfolio with no sales load. In addition, clients of the Adviser and its affiliates may purchase shares of the Portfolio with no sales load. The absence of a sales load reflects the reduced sales effort required to sell shares to this group of investors.


                              REDEMPTION OF SHARES


          414578.1
                               -6-

      Upon receipt by the Portfolio of a redemption request in proper form, shares of the Portfolio will be redeemed at their next determined net asset value. Checks for redemption proceeds will be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in gain or loss for income tax purposes.

      By Telephone. Redemptions may be made by calling your Shareholder Servicing Agent or Broker-Dealer. The Shareholder Servicing Agents or Broker-Dealers may accept telephone redemption requests from any person with respect to accounts of shareholders who have previously elected this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Portfolio will employ reasonable procedures to confirm that telephone redemption instructions are genuine and will require that shareholders electing such option provide a form of personal identification. The failure by the Portfolio to employ such procedures may cause the Portfolio to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discounted at any time upon 60-days notice to shareholders and may not be available through all Shareholder Servicing Agents or Broker-Dealers.

      For Shareholders whose accounts are maintained by the Transfer Agent and who have previously selected the telephone redemption option, telephone redemptions may be made by calling (800) 607-2200.



          414578.1
                               -7-

      By Mail. Redemption requests may be made by letter to the Shareholder Servicing Agents or Broker-Dealers, specifying the name of the Portfolio, the dollar amount or number of shares to be redeemed, and the account number. The request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign). In all cases, where the amount redeemed exceeds $50,000, all the signatures on a redemption request must be guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange; pursuant to the Portfolio's transfer agent's standards and procedures. (Guarantees by notaries public are not acceptable.) Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


      Shareholders may also redeem Portfolio shares through participating organizations holding such shares who have made arrangements with the Portfolio permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

      For Shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request to:


                               Old Westbury International Fund
                               P.O. Box 119


          414578.1
                               -8-
                               New York, NY 10274-0119


      The redemption request must be signature guaranteed as noted above.

      The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing; (ii) the Securities and Exchange Commission has by order permitted such suspension for the protection of the shareholders of the Portfolio; or (iii) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Portfolio not reasonably practicable.

      To minimize expenses, the Portfolio reserves the right to redeem, upon not less than 30 days written notice to shareholders, all shares of the Portfolio in an account (other than an Individual Retirement Account) which has a value below $500 caused by reason of a redemption by a shareholder of shares of the Portfolio. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


      The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.


                               EXCHANGE OF SHARES


          414578.1
                               -9-


      An investor may, without cost, exchange shares of the Portfolio of the Fund into Old Westbury Growth Opportunity Fund and any other portfolio of the Fund, when and if created, subject to the $1,000 minimum initial investment requirement for the Portfolio. See "Purchase of Shares." The Fund will provide shareholders with 60 days' written notice prior to any modification of the exchange privilege. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one portfolio and purchases of another portfolio; and


the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges. An exchange pursuant to this exchange privilege is treated for federal income tax purposes as a sale on which a shareholder may realize a taxable gain or loss. See "Purchase of Shares" and "Redemption of Shares."

                                RETIREMENT PLANS

      The Fund has available a form of Individual Retirement Account ("IRA") for investment in Portfolio shares. Self-employed investors may purchase shares of the Portfolio through tax-deductible contributions to existing retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Portfolio does not currently act as sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis


          414578.1
                              -10-
until distributions are made from the plans.

      The minimum initial investment for all such retirement plans is $1,000. The minimum for all subsequent investments is $100.


      Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to either or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.



      Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code, and, prior to a withdrawal, shareholders may be required to certify their age and awareness of such restrictions in writing. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone his or her Shareholder Servicing Agent or Broker-Dealer. For Shareholders who do not maintain a relationship with a Shareholder Servicing Agent or Broker-Dealer, information on an IRA account may be obtained by calling the Distributor at (800) 607-2200.



          414578.1
                              -11-

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Each dividend and capital gains distribution, if any, declared by the Portfolio on its outstanding shares will, at the election of each shareholder, be paid on the payment date fixed by the Board of Directors in additional shares of the Portfolio having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such dividend or distribution. An election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Portfolio in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. Shareholders may change this election by notifying their Shareholder Servicing Agent or Broker-Dealer. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. The Portfolio anticipates paying income and capital gains distributions, if any, on at least an annual basis.

      The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of shares of the Portfolio. The summary is limited to investors who hold the shares as "capital assets" (generally, property held for investment), and to whom special categories of rules do not apply, such as foreign investors and tax-exempt investors. Shareholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of shares.


          414578.1
                              -12-


      The Portfolio intends to qualify for and elect the special tax treatment applicable to "regulated investment companies." To qualify as a regulated investment company, the Portfolio must meet certain complex tests concerning its investments and distributions. It is anticipated that the Portfolio will not be subject to federal income or excise tax.



      Dividends from net investment income and distributions of realized short-term capital gains will be taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, distributions attributable to dividends received from foreign corporations will not be eligible for the dividends-received deduction. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gains. If an investor purchases shares shortly before a distribution date, the distribution may be taxable to the investor as income, even though, in effect, it is a return of principal.


      A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems his shares. If the securities held by the Portfolio appreciate in value, purchasers of shares of the Portfolio after the occurrence of such appreciation will acquire such shares subject to the tax obligation that may be incurred in the future when there is a sale of such securities.

      The federal tax status of each year's distributions will be reported to shareholders and to the Internal Revenue Service. If more than 50% of the value of the Portfolio's total assets at the close of the taxable year consists of


          414578.1
                              -13-
stock or securities in foreign corporations, the Portfolio may elect to pass through to shareholders the right to take a foreign tax credit or deduction for foreign taxes paid by the Portfolio.

Distributions may also be subject to state and local taxation and shareholders should consult their own tax advisers in this regard.

      The Portfolio is required by federal law to withhold 31% of reportable payments paid to certain shareholders who have not complied with Internal Revenue Service regulations. In connection with this withholding requirement, a shareholder will be asked to certify on his application that the social security or tax identification number provided is correct and that the shareholder is not subject to the 31% backup withholding for previous underreporting to the Internal Revenue Service.

                     CALCULATION OF INVESTMENT PERFORMANCE

      The Portfolio may from time to time include its yield, total return, and average annual total return in advertisements or information furnished to present or prospective shareholders. The Adviser may also include performance information in such advertisements or information furnished to current or prospective shareholders regarding the Adviser's investment performance since John Trott, the Portfolio's portfolio manager, joined the Adviser in 1992. The Portfolio may also from time to time include in advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by the Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc., Wiesenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal as


          414578.1
                              -14-
having the same investment objectives. The performance of the Portfolio may also be compared to the Europe, Australia and Far East Index, an unmanaged standard foreign securities index monitored by Capital International, S.A. and to the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average, both of which are recognized indices of domestic stocks' performance.

      Average annual total return is a measure of the average annual compounded rate of return of $1,000 invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains distributions are automatically reinvested in the Portfolio rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.



      The formula for total return used by the Portfolio includes three steps:
(1) adding to the total number of shares purchased by the hypothetical investment in the portfolio of $1,000 (assuming the investment is made at a public offering price that includes the current maximum sales load of 4.5%) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year. The Portfolio's average annual total returns (including sales load of 4.5%) for the period October 22, 1993 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1996 were


          414578.1
                              -15-
2.9% and 10.3%, respectively.



      The Portfolio computes yield by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Portfolio's share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Portfolio's yield will vary from time to time depending upon market conditions, the composition of the Portfolio and operating expenses of the Portfolio.

      Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Portfolio.

                              GENERAL INFORMATION

      The Fund was incorporated under the laws of the State of Maryland on August 26, 1993 and it is registered with the Securities and Exchange Commission as a diversified, open-end, management investment company.

      The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Portfolio and which are sent to shareholders.


      As a general matter, the Fund will not hold annual or other meetings of the Portfolio's shareholders. This is because the By-laws of the Fund provide for meetings only: (a) for the election of directors as required by the Act, (b)


          414578.1
                              -16-
for approval of revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required by the Act with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting. The Portfolio's shareholders retain the right to remove directors. Furthermore, the Fund will assist in shareholder communications.



      The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Portfolio. (See "Description of Common Stock" in the Statement of Additional Information.)


      Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and


          414578.1
                              -17-
until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

      For further information with respect to the Portfolio and the shares offered hereby, reference is made to the Fund's registration statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Commission and copies thereof may be obtained upon payment of certain duplicating fees.

                                NET ASSET VALUE

      The net asset value of the Portfolio's shares is determined as of the earlier of 4:00 p.m., New York time, or as of the close of regular trading on the NYSE on each Fund Business Day. Fund Business Day means any day on which the NYSE is open for business. It is computed by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Portfolio are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair value. Any assets and liabilities initially expressed in foreign currency values will be translated into U.S. dollar values at the prevailing market rates of such currencies against U.S. dollars at the time of valuation.

                         CUSTODIAN, TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT


          414578.1
                              -18-


      Bessemer Trust Company (New Jersey) is custodian for the Portfolio's cash and securities. The Portfolio's custodian does not assist in, and is not responsible for, investment decisions involving assets of the Portfolio. Morgan Guaranty Trust Company of New York has been retained to act as sub-custodian of the Fund's assets held outside of the United States. Fundamental Shareholder Services, Inc., whose principal address is 90 Washington Street, 19th Floor, New York, New York 10006 is the Portfolio's transfer and dividend disbursing agent.

          TABLE OF CONTENTS




















          414578.1
                              -19-

                                        PAGE
Prospectus Summary..................      2
Summary of Fund Expenses............      4
Financial Highlights................      5
Investment Objectives, Policies and
  Risks.............................      6
Investment Restrictions.............     11
Management of the Fund..............     12
The Administrator...................     15
Distribution and Service Plan.......     16
Purchase of Shares..................     19
Redemption of Shares................     23
Exchange of Shares..................     25
Retirement Plans....................     25
Dividends, Distributions and
  Taxes.............................     26
Calculation of Investment
  Performance.......................     27
General Information.................     28
Net Asset Value.....................     29
Custodian, Transfer Agent and
  Dividend Disbursing Agent.........     30




            OLD WESTBURY
            FUNDS, INC.


            OLD WESTBURY
           INTERNATIONAL
               FUND


            PROSPECTUS


       FEBRUARY 28, 1997

             Adviser:

       Bessemer Trust Company, N.A.
            630 Fifth Avenue
         New York, New York 10111
             (212) 708-9100


           Administrator:
  Federated Administrative Services
      Federated Investors Tower
  Pittsburgh, Pennsylvania 15222-3779
           (412) 288-1900

             Distributor:

        Edgewood Services, Inc.
       Federated Investors Tower
  Pittsburgh, Pennsylvania 15222-3779
            (412) 288-1900




-------------------------------------------------------------------------------

NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN
THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATION MAY NOT BE RELIED UPON AS AUTHORIZED BY THE FUND, ITS ADVISER, DISTRIBUTOR
OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

-------------------------------------------------------------------------------

                             DISTRIBUTOR AND SHAREHOLDER
                          SERVICING AGENT:
                          Edgewood Services, Inc.
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                          ADMINISTRATOR:


          414578.1
                               -2-
                          Federated Administrative Services
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

   Cusip 680414109
G02009-03 (2/97)           (not part of Prospectus)





                         OLD WESTBURY FUNDS, INC.

                      Old Westbury International Fund
                   Old Westbury Growth Opportunity Fund
          (each a "Portfolio" and collectively the "Portfolios")

                              Federated Tower
                    Pittsburgh, Pennsylvania 15222-3779
                         Telephone: (800) 607-2200

                    Statement of Additional Information
                            February 28, 1997

        This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectuses (each a "Prospectus") for the Portfolios listed above. The prospectus for Old Westbury International Fund is dated February 28, 1997 and the prospectus for Old Westbury Growth Opportunity Fund is dated


          414578.1
                               -3-
January 31, 1997. This Statement of Additional Information contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with each Prospectus, additional copies of which may be obtained without charge by writing or telephoning the Portfolios at the address and telephone number set forth above.

                             TABLE OF CONTENTS

                                                                       PAGE

INVESTMENT OBJECTIVE AND POLICIES                                       1
DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT SECURITIES AND RISK FACTORS
       1
INVESTMENT RESTRICTIONS                                                 9
DIRECTORS AND OFFICERS                                                10
ADVISER                                                               11
ADMINISTRATOR                                                         13
CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT                          14
DISTRIBUTION AND SERVICE PLAN                                         15
BROKERAGE AND PORTFOLIO TURNOVER                                      17
COUNSEL AND INDEPENDENT AUDITORS                                      18
PURCHASE AND REDEMPTION OF SHARES                                     19
DESCRIPTION OF COMMON STOCK                                           19
PERFORMANCE                                                           19
NET ASSET VALUE
     20
TAX STATUS
     20


          414578.1
                               -4-
DESCRIPTION OF CORPORATE DEBT RATINGS
     24
FINANCIAL STATEMENTS
     25


                     INVESTMENT OBJECTIVE AND POLICIES
     Each Portfolio will normally invest its assets primarily in common stocks, but may, however, increase its holdings in equity securities other than common stocks including convertible securities, preferred stock and warrants when the Adviser believes it is advisable to do so. Each Portfolio may also invest in debt securities as described in their respective Prospectus. Investments in debt securities are consistent with the Portfolios' investment objective because they could result in capital appreciation due to an increase in the value of such securities caused by changes in interest rates and currency values.
     Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Portfolio will be restricted in that, at the close of each quarter of the taxable year, at least 50% of the value of each Portfolio's total assets must be represented by cash, Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of each Portfolio and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of each Portfolio's total assets may be invested in the securities of one issuer other than Government securities. The limitations described in this paragraph regarding qualifications as a "regulated investment company" are not fundamental policies and may be


          414578.1
                               -5-
revised to the extent applicable federal income tax requirements are revised.
DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT SECURITIES AND RISK FACTORS
        The following discussion is additional disclosure that supplements each Portfolio's respective Prospectus and should be read in conjunction with the current Prospectus. The material relating to the risk factors pertaining to the securities invested by each Portfolio set forth in its Prospectus is herein incorporated by reference. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Portfolios' Prospectus. In addition, hereinafter, Old Westbury International Fund shall be referred to as the "International Fund" and Old Westbury Growth Opportunity Fund shall be referred to as the "Growth Fund." The Fund's executive offices are located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.
Foreign Securities
     Investments are made primarily in those regions where, in the opinion of the International Fund's Adviser, there are opportunities to achieve superior investment returns relative to other investment opportunities outside the United States. The International Fund does not, however, generally invest in debt or equity securities of U.S. issuers. The International Fund emphasizes those industrial sectors of the world's market which, in the opinion of its Adviser, offer the most attractive risk/reward relationships. Securities of any given issuer are evaluated on the basis of such measures as price/earnings ratios, price/book ratios, cash flows and dividends and interest income.
        Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage. The


          414578.1
                               -6-
International Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the International Fund's currency exposure related to foreign investments as described in its Prospectus.
     The Portfolios may invest in certain foreign securities; however, the only foreign securities the Growth Fund may invest in are securities of Canadian based companies (see "Canadian Companies" in the Growth Fund Prospectus). Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies.
     Investors should realize that the value of the Portfolios' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolios' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment,


          414578.1
                               -7-
resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with U.S. foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.
     In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.
     The International Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be dominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are


          414578.1
                               -8-
receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


Money Market Instruments
     As discussed in each Portfolio's respective Prospectus, a Portfolio may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by a Portfolio appears below.
U.S. Treasury Securities
     The Growth Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.
Additional U.S. Government Obligations
     The Portfolios may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolios must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolios may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of


          414578.1
                               -9-
which has the right to borrow from the U.S. Treasury to meet its obligations. Securities in which the Portfolios may invest that are not backed by the full faith and credit of the United States include obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.
Bank Obligations
     The Portfolios, unless otherwise noted in their Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolios will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolios may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).
Commercial Paper
     The Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The commercial paper in which the Portfolios may


          414578.1
                              -10-
invest must be rated A-1 or A-2 by Standard & Poor's Rating Group
(`S&P''), Prime-1 or Prime-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1 or F-2 by Fitch Investors Service, Inc. Master demand obligations are governed by agreements between the issuer and Bessemer Trust Company, N.A., acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Portfolios' quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.
Money Market Mutual Funds


          414578.1
                              -11-
     The Growth Fund may invest in securities of money market mutual funds. See "Investment Company Securities" below.
Foreign Government Obligations
     The International Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency.
Foreign Currency Exchange Transactions and Options
     Because each Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, a Portfolio may from time to time enter into foreign currency exchange transactions. A Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.
     A forward foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolios will not enter into forward contracts for speculative purposes. Neither spot transactions


          414578.1
                              -12-
nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.
        Each Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. A Portfolio may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Portfolio would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for the U.S. dollar or in exchange for another foreign currency. A Portfolio will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Adviser expects the foreign currency purchased to appreciate against the U.S. dollar.
     Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements



          414578.1
                              -13-
is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.
     In using options as a hedge against changes in the value of foreign currencies relative to the U.S. dollar, each Portfolio may trade exchange-traded options on foreign currencies. Each Portfolio may write (sell) covered call options and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options.
     A separate account of the Portfolio will be established with the Portfolio's custodian consisting of cash or U.S. Government or other high-grade liquid debt obligations equal to the amount of the Portfolio's assets that could be required to consummate forward contracts or put options entered into to hedge against movements in the value of foreign currencies with respect to the Portfolio's portfolio positions. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or high grade liquid debt securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. Investments in Warrants and Rights
     Warrants basically are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Each Portfolio does not intend to purchase warrants and rights in excess of 5% of each Portfolio's total assets. Convertible Securities


          414578.1
                              -14-
     Each Portfolio may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by S&P or "Baa" by Moody's or, if unrated, judged by the Adviser to be of comparable quality. Securities rated BBB or Baa have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities.
     In selecting convertible securities for each Portfolio, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. Each Portfolio will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation. Each Portfolio does not intend to purchase convertible securities in excess of 5% of each Portfolio's total assets.
     The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and


          414578.1
                              -15-
liquidity of such investments. Although the Adviser will attempt to avoid exposing each Portfolio to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities. The International Fund will not purchase or hold more than 5% of its net assets in securities rated below investment grade. The Growth Fund will not invest in securities rated below investment grade.
     The market for unrated securities may not be as liquid as the market for rated securities, which may result in depressed prices for each Portfolio in the disposal of such nonrated securities. There is no established secondary market for many of these securities. The Adviser cannot anticipate whether these securities could be sold other than to institutional investors. There is frequently no secondary market for the resale of those debt obligations that are in default. The limited market for these securities may affect the amount actually realized by each Portfolio upon such sale. Such sale may result in a loss to each Portfolio. There are certain risks involved in applying credit ratings as a method of evaluating high yield securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. See "Description of Corporate Debt Ratings" for a comparison of investment grade and speculative ratings issued by S&P and Moody's.
     Lower rated and nonrated securities tend to offer higher yields than higher rated securities with the same maturities because the creditworthiness of the obligors of lower rated securities may not have been as strong as that of other issuers. Since there is a general perception that there are greater risks associated with the lower-rated securities in each Portfolio, the yields and prices of such securities tend


          414578.1
                              -16-
to fluctuate more with changes in the perceived quality of the credit of their obligors. In addition, the market value of high yield securities may fluctuate more than the market value of higher rated securities since high yield securities tend to reflect short-term market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental credit quality of such securities. High yield securities are also more sensitive to adverse economic changes and events affecting specific issuers than are higher rated securities. Periods of economic uncertainty can be expected to result in increased market price volatility of the high yield securities. High yield securities may also be directly and adversely affected by variables such as interest rates, unemployment rates, inflation rates and real growth in the economy and may be more susceptible to variables such as adverse publicity and negative investor perception than are more highly rated securities, particularly in a limited secondary market. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The obligors of lower rated securities possess less creditworthy characteristics than the obligors of higher rated securities, as is evidenced by those securities that have experienced a downgrading in rating or that are in default. The evaluation of the price of such securities is highly speculative and volatile. As such, these evaluations are very sensitive to the latest available public information relating to developments concerning such securities.
 Investments in Unseasoned Companies
     The securities of unseasoned companies (i.e., issuers, which including predecessors, have been in business less than three years) may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If


          414578.1
                              -17-
other investment companies and investors who invest in such issuers trade the same securities when each Portfolio attempts to dispose of its holdings, that Portfolio may receive lower prices than might otherwise be obtained. Each Portfolio does not intend to purchase securities of unseasoned companies in excess of 5% of that Portfolio's net assets. Corporate Reorganizations
     Each Portfolio may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Portfolios.
     In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses


          414578.1
                              -18-
as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.
     In making such investments, each Portfolio will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, with respect to 75% of its total assets, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will increase the turnover ratio of the Portfolios thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Portfolios to meet the tests for favorable tax treatment as a "Regulated Investment Company" specified by the Code (see the Prospectus, "Dividends, Distributions and Taxes"). The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Code. Each Portfolio does not intend to purchase these securities in excess of 5% of that Portfolio's total assets.
Repurchase Agreements
     Each Portfolio may engage in repurchase agreements with U.S. sellers as set forth in the Prospectus. A repurchase agreement is an instrument under which the purchaser (i.e., a Portfolio) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying


          414578.1
                              -19-
securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. A Portfolio will require that the value of such underlying securities, together with any other collateral held by the Portfolio, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreement will always be less than one year. A Portfolio's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Portfolio might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolios will not enter into repurchase agreements of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of that Portfolio's net assets would be so invested. Under normal market conditions, the Portfolios do not intend to purchase repurchase agreements in excess of 5% of that Portfolio's net assets.
Loans of Portfolio Securities
     To increase income, the International Fund may lend its securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Portfolio at any time, (3) the Portfolio receives reasonable interest or fee payments on the loan, (4) the Portfolio is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value


          414578.1
                              -20-
of all loaned securities to exceed one-third of the value of the Portfolio's assets.
     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. The International Fund does not currently intend to lend portfolio securities in excess of 5% of its total assets. The Growth Fund does not currently intend to lend portfolio securities. Privately Placed and Certain Unregistered Securities
     The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.
     As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act") before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

                          INVESTMENT RESTRICTIONS



          414578.1
                              -21-
     Each Portfolio has adopted the following investment restrictions which may not be changed without the approval of the "majority of the outstanding shares" of that Portfolio (as defined in the Prospectus). Under such fundamental restrictions, each Portfolio may not:
1. Purchase securities on margin or borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of the Portfolio less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times, and except that with respect to Growth Fund, a deposit or payment by such Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
2. Lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Portfolio's total assets less liabilities other than obligations created by these transactions;
3. Mortgage, pledge or hypothecate any assets except that a Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph 1 above. With respect to Growth Fund, initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets.
4. Act as an underwriter of securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in disposing of a portfolio security;
5. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests, including limited partnership interests, in oil, gas or other mineral exploration, leasing or development programs;


          414578.1
                              -22-
6. Purchase or acquire commodities, commodity contracts or futures except that the Portfolio may purchase and write options on foreign currencies or enter into forward delivery contracts for foreign currencies and may also purchase foreign index contracts, and Growth Fund may enter into financial futures contracts.
7. Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any permitted borrowing;
8. With respect to the International Fund only, invest 25% or more of the value of its total assets in any particular industry or groups of related industries; and
9. Participate on a joint, or a joint and several, basis in any securities trading account.

     The following are investment restrictions that may be changed by a vote of the majority of the Board of Directors. Each Portfolio will not:
1. Invest more than 15% of the market value of the Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days;
2. Invest in securities of other investment companies, except (a) with respect to International Fund, the Portfolio may purchase securities of other investment companies which meet the investment objectives of the Portfolio and then only up to 5% of the Portfolio's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and further except as permitted by Section 12(d) of the 1940 Act; and (b) with respect to Growth Fund, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as


          414578.1
                              -23-
a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, unless the Portfolio is permitted to exceed these limitations by the Securities and Exchange Commission. Growth Fund will limit its investments in the securities of other investment companies consistent with the Portfolio's investment policies.
3.   Purchase securities while borrowings exceed 5% of its total assets;
4.   Invest in companies for the purpose of exercising control.
     If a percentage restriction (except paragraph 3 of the fundamental restrictions) is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Portfolio's investment securities will not be considered a violation of the Portfolio's restrictions.

                          DIRECTORS AND OFFICERS
        The Directors and principal officers of the Fund, their age and principal occupations for the past five years, are listed below. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk. Unless otherwise indicated below, the address of each Director and officer is Old Westbury Funds, Inc. c/o Edgewood Services, Inc., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.
     ROBERT M. KAUFMAN (age 66) - Director.
Chairman of the Board and Director; Partner, Proskauer Rose Goetz & Mendelsohn, Attorneys at Law. His principal address is 1585 Broadway, New York, NY 10036.
     JOHN KEVIN KENNY (age 60) - Director.
Director; President and Chief Executive Officer, Christina Holdings, Inc. (since June 1995); Principal, Real Estate Investments (since 1992);


          414578.1
                              -24-
President and Chief Executive Officer, J.J. Kenny Co., Inc. Kenny Information Services, Inc. (from 1961 to 1992). His principal address is 2000 PGA Boulevard, Suite 3220, P.O. Box 13076, North Palm Beach, FL 33408.
     HOWARD D. GRAVES (age 57) - Director.
Director; Chairman of the Board, Recycling Holdings, Inc. (since 1996); Director, Recycling Holdings, Inc. (from 1995 to 1996); and Superintendent, United States Military Academy, West Point, New York (Lieutenant General, U.S. Army) (from 1991 to 1996). His principal address is 2101 Kings Mill Court, Falls Church, VA 22043.
     EDWARD C. GONZALES (age 67) - President, Treasurer and Principal Financial Officer.
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.
     RONALD M. PETNUCH (age 37) - Vice President.
Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp. Senior Vice President, Federated Services Company; and formerly, Associate Corporate Counsel, Federated Investors.
     C. CHRISTINE THOMSON (age 39) - Vice President and Assistant
Treasurer.
Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.
     JUDITH J. MACKIN (age 37) - Vice President.



          414578.1
                              -25-
Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.
     C. GRANT ANDERSON (age 56) - Secretary.
Corporate Counsel, Federated Investors.

                            COMPENSATION TABLE
                              Pension or                  Total
                              Retirement                  Compensation
               Aggregate      Benefits        Estimated   From
               Compensation   Accrued as      Annual      Fund and Fund
Name of        from           part of Portfolio           Benefits Upon
               Complex Paid
Director       the Fund       Expenses        Retirement  to Directors
Howard D. Graves              none            none        none   none
Robert M. Kaufman             $5,500          none        none   $5,500
John Kevin Kenny              $5,500          none        none   $5,500

   The compensation table above reflects the fees received by the Directors from the Fund for fiscal year ended October 31, 1996. All the Directors are not "interested persons" (as defined in the 1940 Act) of the Fund and each will receive an annual retainer of $5,000 to be paid in quarterly installments of $1,250 and $500 per meeting, plus reasonable expenses.
        As of February 4, 1997, all Directors and officers as a group owned less than 1% of each Portfolio's outstanding shares.
        As of that date, the following shareholders of record owned more than 5% of the International Fund's outstanding shares: Bessemer Trust Company, 100 Woodbridge Center Drive, Woodbridge, New Jersey 07095-1191 held 94.59% of the outstanding shares of the International Fund under the nominee name Naidot & Co. for its customers.


          414578.1
                              -26-
                                  ADVISER
     The Adviser to each Portfolio is Bessemer Trust Company, N.A., a national banking association. Pursuant to the Advisory Contract for each Portfolio, the Adviser manages the portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.
     The Adviser also provides each Portfolio with supervisory personnel who are responsible for supervising the performance of the Portfolios' Administrator. The Administrator will provide personnel who will be responsible for performing the operational components of such supervisory services and who may be employees of the Adviser, of its affiliates or of other organizations. The Advisory Contracts for the International Fund and for the Growth Fund were approved by their shareholders at meetings held on October 12, 1993 and January 31, 1997, respectively, and the continuance of the Advisory Contract for the International Fund was most recently approved on August 8, 1996 by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser. The Advisory Contract for the Growth Fund was approved on August 8, 1996 by the Board of Directors, including a majority of the disinterested directors.
     The Advisory Contract will be continued in force for successive twelve-month periods beginning each October 1, provided that such continuance is specifically approved annually by a vote of a "majority of the outstanding shares" of the Portfolio (as defined in the Prospectus) or by the Fund's Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.



          414578.1
                              -27-
     The Advisory Contract is terminable without penalty by a Portfolio on sixty days' written notice when authorized either by a vote of a "majority of the outstanding shares" of the Portfolio (as defined in the Prospectus) or by a vote of a majority of the Fund's Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of an "assignment" (as defined in the 1940 Act). The Advisory Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.
     Each Portfolio has, under the Advisory Contract, confirmed its obligation for payment of all its other expenses, including without limitation: fees payable to the Adviser, Administrator, custodian, transfer agent and dividend agent; brokerage and commission expenses; foreign, federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses; recurring and nonrecurring legal, accounting and record-keeping expenses; costs of organizing and maintaining the Fund's existence as a corporation; compensation, including directors' fees, of any directors, officers or employees who are not also officers or employees of the Adviser, the Administrator or their affiliates and costs of other personnel providing administrative and clerical services; costs of stockholders' services and costs of stockholders' reports, proxy solicitations, and corporate meetings; fees and expenses of registering its shares under the appropriate federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or


          414578.1
                              -28-
amendments to, those registrations and qualifications; any other distribution or promotional expenses contemplated by an effective plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act; and expenses of preparing, printing and delivering the Prospectus to existing shareholders and of printing shareholder application forms for shareholder accounts. The Distributor pays the promotional and advertising expenses related to the distribution of each Portfolio's shares and for the printing of all Portfolio prospectuses used in connection with the distribution and sale of Portfolio shares for which it may be reimbursed under the Plan. See "Distribution and Service Plan." Each Portfolio also reimburses the Adviser for all of that Portfolio's operating costs, including rent, depreciation of equipment and facilities, interest and amortization of loans financing equipment used by the Portfolio and all the expenses incurred to conduct that Portfolio's affairs. The amounts of such reimbursements must be agreed upon between each Portfolio and the Adviser. The Adviser at its discretion may voluntarily waive all or a portion of the advisory fee and the operating expense reimbursement.
     The Fund may from time to time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described below under "Distribution and Service Plan."
     For its services under the Advisory Contract, the Adviser receives from each Portfolio an advisory fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.80% of the first $100 million of that Portfolio's average net assets; (ii) 0.75% of the second $100 million of that Portfolio's average net assets; and (iii) 0.70% of that Portfolio's average net assets exceeding $200 million. For the fiscal years


          414578.1
                              -29-
ended October 31, 1994, 1995, and 1996, the International Fund accrued $570,189, $771,294, and $990,632, respectively, in advisory fees, of which $134,868, $91,974, and $29,346, respectively, were permanently and irrevocably waived.
        Any portion of the total fees received by the Adviser may be used by the Adviser to provide distribution, shareholder and administrative services. Pursuant to the Fund's Distribution and Service Plan, the Adviser will also act as a shareholder servicing agent for each Portfolio pursuant to which the Portfolios are permitted to pay the Adviser a maximum of 0.25% per annum of that Portfolio's average daily net assets to compensate it and to permit the Adviser to compensate banks, savings and loans and other financial institutions (the Adviser with such other institutions, each a "Shareholder Servicing Agent") whose clients are Fund shareholders for providing shareholder services. The Adviser may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fee for distribution and servicing purposes including defraying the costs of performing shareholder servicing functions on behalf of each Portfolio, compensating others, including banks, broker-dealers and other organizations whose customers or clients are shareholders of the Portfolios for providing assistance in distributing each Portfolio's shares and defraying the costs of shareholder servicing and other promotional activities. See "Distribution and Service Plan." There can be no assurance that such fees will be waived in the future.
                               ADMINISTRATOR
        The Administrator for each Portfolio is Federated Administrative Services ("Federated" or the "Administrator"), which has its principal office at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Administrator serves as administrator of other mutual funds. In addition, the Administrator provides persons satisfactory to the Board of


          414578.1
                              -30-
Directors of the Fund to serve as officers and directors of the Fund, as the case may be. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Administrator or its affiliates.
        Pursuant to the Administrative Services Agreement for the Portfolios, the Administrator provides all management and administrative services reasonably necessary for each Portfolio, other than those provided by the Adviser, subject to the supervision of the Fund's Board of Directors. Because of the services rendered each Portfolio by the Administrator and the Portfolios' Adviser, the Fund itself may not require any employees other than its officers, none of whom receive compensation from the Fund. For the services rendered to each Portfolio by the Administrator, the Portfolios pays the Administrator a fee as described in the prospectus.
For the fiscal years ended October 31, 1994, 1995, and 1996, the International Fund accrued $106,932, $143,716, and $175,182, respectively, in administrative services with the former Administrator, Signature Broker-Dealer Services, Inc. (``ignature''), of which $5,989, $84, and $0, respectively, was permanently and irrevocably waived.
     Under the Administrative Services Agreement with the Portfolios, the Administrator provides all administrative services including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Portfolio, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act (except for those records maintained by each Portfolio's Shareholder Servicing Agents or each Portfolio's transfer agent), and reconciling account information and balances among each Portfolio's custodian and Adviser; (ii) oversees the performance of administrative and professional services to each Portfolio


          414578.1
                              -31-
by others, including each Portfolio's custodian; (iii) prepares, but does not pay for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing or reproduction of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, prepares the Fund's tax returns, and prepares reports to the Portfolio's shareholders and the Securities and Exchange Commission; (iv) prepares in conjunction with Fund counsel, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or each Portfolio's shares under such laws; (v) prepares (but does not pay for reproduction or mailing costs) notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitors daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectuses; and (vii) monitors and evaluates daily income and expense accruals, and sales and redemptions of shares of the Portfolios.
     The Administrative Services Agreement is terminable at any time after August 31, 1998, without the payment of any penalty, by a vote of the majority of the Fund's shareholders, by the Fund on behalf of the Portfolios or the Administrator on six month's written notice. After August 31, 1998, the Administrative Services Agreement shall remain in effect for the same periods as the Advisory Contract subject to annual approval by the Fund's Board of Directors. The Administrative Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator, or reckless disregard of its obligations



          414578.1
                              -32-
thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.
               CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
     Bessemer Trust Company (New Jersey), 100 Woodbridge Center Drive, Woodbridge, New Jersey 07095, is the Portfolios' custodian. Pursuant to a Custodian Agreement with the Portfolios, it is responsible for maintaining the books and records of each Portfolio's securities and cash. Subject to the supervision of the Adviser and Administrator, the custodian maintains each Portfolio's accounting and portfolio transaction records. Fundamental Shareholder Services, Inc., whose principal address is 90 Washington Street, New York, NY 10006, is the Portfolios' transfer and dividend disbursing agent.


                       DISTRIBUTION AND SERVICE PLAN
     The Fund has adopted a distribution and service plan, pursuant to Rule 12b-1 under the 1940 Act (the "Rule") for the Portfolios. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that each Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.40% per annum of that Portfolio's average daily net assets. Pursuant to the Plan, the Portfolios entered into a Distribution Agreement and a Shareholder Servicing Agreement with Edgewood Services, Inc. (the "Distributor") and the Portfolios also entered into a Shareholder Servicing Agreement with the Adviser. For its services under its Shareholder Servicing Agreement, the Distributor is permitted to receive payments from each Portfolio up to 0.25% per annum of the average daily net assets of that Portfolio to permit it to make payments to broker-dealers with which


          414578.1
                              -33-
it has written agreements and whose clients are Fund shareholders (each a "Broker-Dealer"), for providing shareholder services. For its service under its Shareholder Servicing Agreement, the Adviser is permitted to receive a payment from each Portfolio equal to 0.25% per annum of that Portfolio's average daily net assets attributable to the clients of the Adviser (and its affiliates) to compensate it for providing shareholder services to such clients. In addition, the Shareholder Servicing Agreement provides that the Adviser is permitted to receive payments from each Portfolio (together with the Distributor's fee, the "Shareholder Servicing Fee") to actually permit it to make payments made to banks, savings and loans and other financial institutions with which it has written agreements and whose clients are Fund shareholders (each institution, a "Shareholder Servicing Agent") for providing shareholder services up to 0.25% per annum of that Portfolio's average daily net assets attributable to the clients of the other Shareholder Servicing Agents. Therefore, the total of the Shareholder Servicing Fees in the aggregate payable to the Distributor and the Adviser will not exceed 0.25% of the total net assets of that Portfolio. For the fiscal years ended October 31, 1994, 1995, and 1996, the International Fund accrued $176,227, $237,518, and $309,850, respectively, in shareholder servicing fees with Signature.
     Each Shareholder Servicing Agent and Broker-Dealer will, as agent for its customers, among other things; answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Portfolio may be effected and certain other matters pertaining to each Portfolio; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds


          414578.1
                              -34-
in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Portfolio) monthly and year-end statements and confirmations of purchases and redemptions, as required by Rule 10b-10 under the Securities Exchange Act of 1934; transmit, on behalf of each Portfolio, proxy statements, annual reports, updating prospectuses and other communications from each Portfolio to shareholders of that Portfolio; receive, tabulate and transmit to each Portfolio proxies executed by shareholders with respect to meeting of shareholders of that Portfolio; and provide such other related services as each Portfolio or a shareholder may request. As set forth herein for these services, each Shareholder Servicing Agent and Broker-Dealer (either directly or from the Distributor or Adviser) receives a fee, which may be paid periodically, on an annual basis equal to 0.25% of the average daily net assets of that Portfolio represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent or Broker-Dealer maintains a servicing relationship. Shareholder Servicing Agents and Broker-Dealers may waive all or a portion of their Shareholder Servicing Fees. In addition, the Distribution Agreement with the Distributor provides for reimbursement to the Distributor by that Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of that Portfolio's shares in an amount not to exceed 0.10% per annum of that Portfolio's average daily net assets (the `Distribution Reimbursement"). For the fiscal years ended October 31,
1994, 1995, and 1996, the International Fund paid $16,100, $7,002, and $5,739, respectively, under the former Distribution Agreement with Signature.


          414578.1
                              -35-
        Under the Distribution Agreement and Shareholder Servicing Agreement, the Distributor, for nominal consideration and as agent for each Portfolio, will solicit orders for the purchase of each Portfolio's shares, provided that any subscriptions and orders will not be binding on a Portfolio until accepted by that Portfolio as principal. The Plan, the Distribution Agreement and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee and the Distribution Reimbursement, each Portfolio will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor in carrying out its obligations under the Distribution Agreement and the Shareholder Servicing Agreement, and by the Adviser under its Shareholder Servicing Agent and (ii) preparing, printing and delivering each Portfolio's prospectus to existing shareholders of that Portfolio and preparing and printing subscription application forms for shareholder accounts. The expenses enumerated in this paragraph shall not exceed an amount equal to 0.05% per annum of that Portfolio's average daily net assets. For the fiscal years ended October 31, 1994, 1995, and 1996, the International Fund paid $26,566, $3,740, and $3,740, respectively, for such expenses with Signature.
     The Plan, the Shareholder Servicing Agreements and the Distribution Agreement each provide that the Adviser and the Distributor may make payments from time to time from their own resources which may include past profits for the following purposes: to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor or Adviser has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of a Portfolio; to compensate certain financial intermediaries for providing assistance in distributing a Portfolio's shares; to pay the costs of printing and distributing a Portfolio's prospectus to prospective


          414578.1
                              -36-
investors; and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of a Portfolio's shares. The Distributor or the Adviser, as the case may be, in their sole discretion, will determine the amount of such payments made pursuant to the Plan with the Shareholder Servicing Agents and Broker- Dealers they have contracted with, provided that such payments made pursuant to the Plan will not increase the amount which a Portfolio is required to pay to the Distributor or the Adviser for any fiscal year under the Shareholder Servicing Agreements or otherwise.
     Shareholder Servicing Agents and Broker-Dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the Shareholder Servicing Agents and Broker-Dealers. In addition, Shareholder Servicing Agents and Broker-Dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in a Portfolio directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in a Portfolio directly. Accordingly, the net yield to investors who invest through Shareholder Servicing Agents and Broker-Dealers may be less than by investing in a Portfolio directly. An investor should read the respective Prospectus in conjunction with the materials provided by the Shareholder Servicing Agent and Broker-Dealer describing the procedures under which Portfolio shares may be purchased and redeemed through the Shareholder Servicing Agent and Broker-Dealer.
     The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund's position that banks are not prohibited from acting in other


          414578.1
                              -37-
capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Distributor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Distributor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to a Portfolio or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.
     In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by each Portfolio, the Distributor or the Adviser, and the Shareholder Servicing Agents, Broker-Dealers, or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires each Portfolio and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by each Portfolio and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.
     The Plan provides that it may continue in effect for successive annual periods provided it is approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The shareholders of the International Fund approved the Plan at a meeting held on October 12, 1993. The Board of Directors most recently approved the continuation of the Plan and amended it to include the Growth Fund on August 8, 1996. In addition,


          414578.1
                              -38-
the Board of Directors approved an amendment and restatement of the Plan to reflect the Distributor, Edgewood Services, Inc., at a special meeting held on October 18, 1996. The Plan further provides that it may not be amended to increase materially the costs which may be spent by a Portfolio for distribution pursuant to the Plan without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of each Portfolio or the shareholders.
     From time to time, the Adviser and the Distributor may voluntarily assume certain expenses of a Portfolio. This would have the effect of lowering the overall expense ratio of that Portfolio and of increasing yield to investors in that Portfolio.

                     BROKERAGE AND PORTFOLIO TURNOVER
Brokerage
     The Adviser makes each Portfolio's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser or portfolio transactions may be effected by the Adviser. Neither a Portfolio nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to a Portfolio, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the


          414578.1
                              -39-
expenses of the Adviser in rendering advice to that Portfolio. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Adviser may consider sales of shares of a Portfolio as a factor in the selection of brokers to execute portfolio transactions for the Portfolios.
     For the fiscal years ended October 31, 1994, 1995, and 1996, the aggregate commissions paid from the International Fund were $516,020, $325,787, and $462,315, respectively.
     The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which each Portfolio effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker. The Adviser may consider the sale of shares of a Portfolio by brokers including the Distributor as a factor in its selection of brokers of Portfolio transactions.
     A Portfolio may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or


          414578.1
                              -40-
third market, that Portfolio will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases, each Portfolio will attempt to negotiate best execution.
Portfolio Turnover
     Each Portfolio's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for each Portfolio whenever necessary in the Adviser's opinion, to meet that Portfolio's objective. In order to qualify as a regulated investment company, less than 30% of a Portfolio's gross income (including tax exempt income) must be derived from the sale or other disposition of stock, securities or certain investments held for less than three months. Although increased Portfolio turnover (over 100%) may increase the likelihood of additional capital gains for a Portfolio, each Portfolio expects to satisfy the 30% income test.
                     COUNSEL AND INDEPENDENT AUDITORS
     Legal matters for the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.
     Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, have been selected as independent auditors for each Portfolio.


                     PURCHASE AND REDEMPTION OF SHARES
The material relating to the purchase and redemption of shares in each Prospectus is herein incorporated by reference.
                        DESCRIPTION OF COMMON STOCK


          414578.1
                              -41-
     The authorized capital stock of the Fund, which was incorporated on August 26, 1993 in the State of Maryland, consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. The Growth Fund was designated as a separate series of the Fund on January 23, 1997, by the filing of Articles Supplementary in the State of Maryland. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.
     Under its Articles of Incorporation, the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.
     The shares of each Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining


          414578.1
                              -42-
shares will not be able to elect any person or persons to the Board of Directors. The Fund will not issue certificates evidencing Fund shares.
        As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only: (a) for the election of directors,
(b) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution plan as required by the 1940 Act with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than 10 percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.
                                PERFORMANCE
        The material relating to the Portfolios' performance in the Prospectus is herein incorporated by reference. The Adviser may also include performance information in such advertisements or information furnished to current or prospective shareholders not only regarding the Adviser's performance since John Trott, the International Fund's portfolio manager, joined the Adviser in 1992, but also regarding Mr. Trott's personal investment performance since 1988 when, as chief investment officer for Klienwort Benson International Investment LTD., he managed


          414578.1
                              -43-
investments for clients with similar objectives to those of the International Fund. In addition, the Adviser may also include performance information regarding the Adviser's performance since Harry Rekas, the Growth Fund's portfolio manager, joined the Adviser in 1996, but also regarding Mr. Rekas' personal investment performance since 1993 when he managed the Capital Appreciation portfolio of AIG Investment Management Corporation, a portfolio which was focused on small and mid-capitalization equities.
                              NET ASSET VALUE
     For purposes of determining each Portfolio's net asset value per share, readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.
     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter are valued at the mean of the current bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.
     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.


          414578.1
                              -44-
Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.
     As indicated in each Prospectus, the net asset value per share of each Portfolio's shares will be determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.
                                TAX STATUS
     The following is a general discussion of certain federal income tax consequences of the purchase, ownership and disposition of shares of a Portfolio (the "Shares") and holders of the Shares (the "Shareholders"). The summary is limited to investors who hold the Shares as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Code. Shareholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Shares.
     A Portfolio intends to qualify for and elect the special tax treatment applicable to "regulated investment companies" under Sections 851-855 of the Code. If a Portfolio qualifies as a "regulated investment company" and


          414578.1
                              -45-
distributes to Shareholders 90% or more of its investment company taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its investment company taxable income (including any net capital gain) it distributes to Shareholders in a timely manner. In addition, to the extent a Portfolio distributes to Shareholders in a timely manner at least 98% of its taxable income (including any net capital gain) it will not be subject to the 4% excise tax on certain undistributed income of a regulated investment company. In order to maintain its status as a regulated investment company, a Portfolio must derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. It is anticipated that each Portfolio will not be subject to federal income tax or the excise tax. Distribution of each Portfolio's investment company taxable income (including any net capital gain) is expected to occur in a timely manner. Although all or a portion of each Portfolio's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for federal income tax purposes as having been received by Shareholders during the calendar year.
     Each Portfolio intends to qualify as a publicly offered regulated investment company and as such will not be subject to the 2% limitation on itemized expense deductions. Thus, distributions will take into account all of the itemized expenses incurred by each Portfolio. Additionally, Section 68 of the Code, which limits the amount of allowable itemized deductions of individuals with an adjusted gross income in excess of specified amounts, does not appear to apply to indirect deductions incurred by a pass through entity, such as a regulated investment company. However, regulations may be promulgated in the future that could alter this result.


          414578.1
                              -46-
     Distributions to Shareholders of each Portfolio's taxable income (other than its net capital gain) for a year will be taxable as ordinary income to Shareholders. To the extent that distributions to a Shareholder in any year are not taxable as ordinary income, they will be treated as a return of capital and will reduce the Shareholder's basis in his Shares and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Shares as discussed below. It is anticipated that substantially all of the distributions of each Portfolio's taxable income (other than net capital gain distributions) will be taxable as ordinary income to Shareholders.
     Distributions of each Portfolio's net capital gain (designated as capital gain dividends by that Portfolio) will be taxable to Shareholders as long-term capital gain, regardless of the length of time the Shares have been held by a Shareholder. A Shareholder may recognize a taxable gain or loss if the Shareholder sells or redeems his Shares. Any gain or loss arising from (or treated as arising from) the sale or redemption of Shares will be a capital gain or loss, except in the case of a dealer in securities. The excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. To the extent that a capital gain dividend with respect to the Shares is afforded long-term capital gain treatment, a Shareholder who realizes a capital loss upon the sale of such Shares that were owned for six months or less must treat the loss as long-term. The deduction of capital losses is subject to limitations. If the securities appreciate in value, purchasers of Shares after the occurrence of such appreciation will acquire their Shares subject to the tax obligation that may be incurred in the future when there is a sale of such Shares. If a Shareholder incurs a load charge


          414578.1
                              -47-
in acquiring a Share and a reinvestment right and disposes of the Share within 90 days and subsequently acquires an interest in a regulated investment company for no load charge, any loss recognized on the first disposition will be disallowed to the extent of the load charge.
     Distributions that are taxable as ordinary income to Shareholders will constitute dividends for federal income tax purposes but will be eligible for the dividends-received deduction for corporations (other than corporations such as "S" corporations that are not eligible for such deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) only to the extent of dividends received from domestic issuers by each Portfolio with respect to stock held by that Portfolio for more than 45 days and only if the Shareholder has held his Shares for more than 45 days. The requirement that dividends must be received from domestic issuers in order to qualify for the dividends received deduction will reduce, or eliminate, the availability of this deduction to Shareholders. The dividends-received deduction is currently 70%. However, Congress from time to time considers proposals to reduce the rate, and enactment of such a proposal would adversely affect the after-tax return to investors who can take advantage of the deduction. Sections 246 and 246A of the Code contain limitations on the eligibility of dividends for the corporate dividends-received deduction (in addition to the limitations discussed above). Depending upon the corporate Shareholder's circumstances (including whether it has a more than 45-day holding period for its Shares and whether its Shares are debt financed), these limitations may be applicable to dividends received by a corporate Shareholder from that Portfolio that would otherwise qualify for the dividends-received deduction under the principles discussed above. Accordingly, Shareholders should consult their own tax advisers in this regard. A corporate


          414578.1
                              -48-
Shareholder should be aware that the receipt of dividend income for which the dividends-received deduction is available may give rise to an alternative minimum tax liability (or increase an existing liability) because the dividend income will be included in the corporation's "adjusted current earnings" for purposes of the adjustment to alternative minimum taxable income required by Section 56(g) of the Code.
     Dividends and interest received by each Portfolio from foreign issuers will in most cases be subject to foreign withholding taxes. A Portfolio may qualify to make an election that will enable Shareholders to credit foreign withholding taxes against their federal income tax liability on distributions by that Portfolio.
     The federal tax status of each year's distributions will be reported to Shareholders and to the Internal Revenue Service. The foregoing discussion relates only to the federal income tax status of a Portfolio and to the tax treatment of distributions by that Portfolio to U.S. Shareholders. Shareholders who are not United States citizens or residents should be aware that distributions from each Portfolio will generally be subject to a withholding tax of 30%, or a lower treaty rate, and should consult their own tax advisers to determine whether an investment in a Portfolio is appropriate. Distributions may also be subject to state and local taxation and Shareholders should consult their own tax advisers in this regard.
     Sections 1291-1297 of the Code impose certain additional taxes and interest on Shareholders of a "passive foreign investment company," defined as a foreign corporation 75% or more of the gross income of which is from passive investments or at least 50% of the adjusted basis of the assets of which are assets that produce passive income. The additional tax and interest are imposed on the Shareholders of the passive foreign investment company in the event of a distribution of accumulated earnings or the


          414578.1
                              -49-
holder's recognition of gain from the sale of stock of the company. In the case of a "regulated investment company" that is the Shareholder, this tax and interest will be imposed on the "regulated investment company," not on the Shareholders of the "regulated investment company."
     Entities that generally qualify for an exemption from federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from a Portfolio and gain from the sale of Shares in that Portfolio or that Portfolio's sale of securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Shares itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.
     Before investing in each Portfolio, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in a Portfolio; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of a Portfolio are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."



          414578.1
                              -50-
     Prospective tax-exempt investors are urged to consult their own tax advisers prior to investing in a Portfolio.


                   DESCRIPTION OF CORPORATE DEBT RATINGS
MOODY'S INVESTORS SERVICE, INC.
     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically


          414578.1
                              -51-
unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.
     Should no rating be assigned, the reason may be one of the following:
     1.   An application for rating was not received or accepted.
     2.   The issue or issuer belongs to a group of securities that are not
rated as a matter of          policy.



          414578.1
                              -52-
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4.   The issue was privately placed, in which case the rating is not
published in Moody's          Investors Service, Inc.'s publications.
     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.
   STANDARD & POOR'S RATINGS GROUP
        AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Group("S&P"). Capacity to pay interest and repay principal is extremely strong.
     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.
     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.



          414578.1
                              -53-
     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.
     C1: The rating C1 is reserved for income bonds on which no interest is being paid.
     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
                           FINANCIAL STATEMENTS
     The Annual Report of the International Fund, dated October 31, 1996, has been filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of such Annual Report and the Annual Report for the Growth Fund will be provided, without charge, to each person receiving this Statement of Additional Information.


   Cusip 680414109
Cusip 680414208
G02009-04


          414578.1
                              -54-





OLD WESTBURY FUNDS, INC.
PART C - OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)  Financial Statements.
The Financial Statement for the Old Westbury International Fund for the fiscal period ended October 31, 1996, are incorporated by reference from the Portfolio's Annual Report dated October 31, 1996. Financial Statements for the Old Westbury Growth Opportunity Fund will be filed by amendment.
(B)  Exhibits.

     ***(1)    Form of Articles of Incorporation of the Registrant.
     ***(2)    By-laws of the Registrant.
     (3)       Not applicable.
     (4)       Not applicable.
     ***(5)    Advisory Contract between the Registrant, on behalf of the
               International Fund, and Bessemer Trust Company, N.A.
     ****(5.1) Form of Advisory Contract between the Registrant, on behalf of the Growth Opportunity Fund, and Bessemer Trust Company,
               N.A.
     +(6)      See Distribution Agreement filed as Exhibit 15.2  herein.
     (7)       Not applicable.


          414578.1
                              -55-
     *(8) Custody Agreement between the Registrant and Bessemer Trust Company (New Jersey)
     +(9)      Administrative Services Agreement between the Registrant
               and Federated Administrative Services for the Fund, on behalf of the Portfolios of the Registrant.
     *(10)          Opinion of Messrs. Battle Fowler, as to the legality of
          the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Dividends, Distributions and Taxes" in the Prospectus.
     +(11)          Consent of Independent Auditors.
     (12)      Not applicable.
     *(13)          Written assurance of SFG Investors II Limited
          Partnership,   that its purchase of shares of the Registrant was
          for investment purposes without any present intention of redeeming or reselling.
     (14)      Not applicable.
     ****(15.1)     Amended and Restated Distribution and Service Plan
          adopted   by the Registrant, on behalf of the International Fund,
               Pursuant to Rule 12b-1 under the Investment Company Act of
               1940.
     ****(15.1.1)Distribution and Service Plan adopted by the Registrant, on behalf of the Growth Opportunity Fund, Pursuant to Rule 12b-1 under the Investment Company Act of 1940.
     +(15.2) Distribution Agreement between the Registrant, on behalf of the Portfolios, and Edgewood Services, Inc.
     +(15.2.1) Exhibit B of the Distribution Agreement.




          414578.1
                              -56-
     *(15.3)   Shareholder Servicing Agreement between the Registrant, on behalf of the International Fund, and Bessemer Trust
               Company, N.A.
     ****(15.3.1)Form of Shareholder Servicing Agreement between the
               Registrant, on behalf of the Growth Fund, and Bessemer Trust
               Company, N.A.
     +(15.4)   Amended and Restated Shareholder Servicing Agreement
               between the Registrant, on behalf of the International Fund, and Edgewood Services, Inc.
     ****(15.4.1)Form of Shareholder Servicing Agreement between the
               Registrant, on behalf of the Growth Fund, and Edgewood
               Services, Inc.
     **(16)    Schedules of Computation of Performance Quotations.
     + (18)    Powers of Attorney.
     + (27)    Financial Data Schedule.

* Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

** Incorporated herein by reference from Post-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on March 1, 1994.

*** Incorporated herein by reference from Post-Effective Amendment No. 3 to this Registration Statement as filed with the SEC on February 28, 1996.

**** Incorporated herein by reference from the Post-Effective Amendment No.
5 to this Registration Statement as filed with the SEC on November 26, 1996.


          414578.1
                              -57-

+    Incorporated herein.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

          Number of Record Holders


          TITLE OF CLASS           AS OF FEBRUARY 4, 1997

          Common Stock
          (par value $0.001)

          Old Westbury International Fund         56
          Old Westbury Growth Opportunity Fund    0


ITEM 27.  INDEMNIFICATION.

          In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:




          414578.1
                              -58-
          "NINTH: (a) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the ByLaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (b) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation


          414578.1
                              -59-
          shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
          No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than a payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such


          414578.1
                              -60-
          indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          Insofar as the Investment Company Act of 1940 may be concerned, in the event that a claim for indemnification is asserted by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

          The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have (i) received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be


          414578.1
                              -61-
          insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          The description of Bessemer Trust Company, N.A. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

          To the knowledge of Registrant, none of the directors or officers of the Investment Advisor, except those set forth below, is or has been, at any time during the past two fiscal years employed by any entity other than the Investment Advisor.


                    POSITION WITH
NAME                INVESTMENT ADVISOR  OTHER BUSINESS CONNECTIONS

Stuart S. Janney, III         Chairman of    Managing Director & Head of
                         the Board           Asset Management, Alex, Brown
                                        & Sons, Inc.




          414578.1
                              -62-
William Acquavella       Director       President & Owner of Acquavella
                                        Galleries, Inc./Acquavella
                                        Contemporary Art, Inc.  Partner
                                        w/Sotheby's in Acquavella Modern
                                        Art

Stanley C. Bodell, Jr.        Senior Vice Pres.   Senior Vice President,
                                        Fleet Investment Services, Rhode
                                        Island

Brooks Carey             Senior Vice Pres.   Vice President, T. Rowe Price

John D. Chadwick            Executive Vice Pres.  Senior Vice President and
                                        President
                                        Senior Portfolio Manager, Kidder
                                        Peabody & Co.

W. David Dary            Senior Vice Pres.   Vice President and Senior
                                        Portfolio Manager, Citicorp Trust,
                                        N.A.

Jesse H. Davis           Vice President Director Systems and
                                        Programming-Brokerage Group, ADP

Thomas J. Frank, Jr.          Vice President Vice President, U.S. Trust

F. Malcolm Graff, Jr.         Senior Vice Pres.   Client Account Manager,
                                        Bankers Trust Company



          414578.1
                              -63-
Glenn E. Gray            Vice President Area Manager - Corporate Finance,
                                        Finova Capital Corporation

Robert J. Hughes              Vice President Vice President and Assistant
                                        Department Head, Fiduciary Special
                                        Services, Inc.

Timothy J. Morris        Senior Exec. Vice Pres.  CEO and Chief President
                                        Investment Officer, The Portfolio
                                        Group

Jane Reilly              Vice President      Vice President, U.S. Trust

Frederick H. Sandstrom        Senior Vice Pres.   Executive Vice President
                                        and Managing Director, Fleet
                                        Financial Group



Item 29.  Principal Underwriters:

          (a)Edgewood Services, Inc. the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, Marketvest Funds, and Marketvest Funds, Inc.



          414578.1
                              -64-
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Distributor           With Registrant
Douglas L. Hein           Trustee,                     --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Newton Heston, III        Vice President,              --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan          Secretary,                Assistant Secretary
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward            Assistant Secretary,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.    Treasurer,                   --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779



          414578.1
                              -65-





ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant at, Bessemer Trust Company, N.A., 630 Fifth Avenue, New York, New York 10111, the Registrant's advisor Federated Administrative Services Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, the Registrant's administrator; and Fundamental Shareholder Services, Inc., 90 Washington Street, New York, NY 10006, the Registrant's transfer and dividend disbursing agent.


ITEM 31.  MANAGEMENT SERVICES.

          Not applicable.


ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b)  Not applicable.


          414578.1
                              -66-

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report, upon request, without charge.

          (d) The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Portfolio's outstanding shares, and the Registrant shall assist in communications with other stockholders.

          (e) The Registrant hereby undertakes to file a post-effective amendment on behalf of Old Westbury Growth Opportunity Fund, using financial statements for Old Westbury Growth Opportunity Fund, which need not be certified, within four to six months from the date of Post-Effective Amendment No. 6.




                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, OLD WESTBURY FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the


          414578.1
                              -67-
Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1997.


                         OLD WESTBURY FUNDS, INC.



                         By: /s/ C. Grant Anderson
                         C. Grant Anderson, Secretary
                         Attorney in Fact for Edward C. Gonzales

                             February 26, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



          NAME                TITLE                    DATE

     Edward C. Gonzales* President and Treasurer       February 26, 1997
                         (Chief Executive Officer and
                         Principal Financial and
                         Accounting Officer)



          414578.1
                              -68-

     Howard D. Graves*        Director


     Robert M. Kaufman*  Director


     John Kevin Kenny*        Director



*By: /s/ C. GRANT ANDERSON
     C. Grant Anderson
     As Attorney-in-fact for Edward C. Gonzales by a Power of Attorney filed herewith.
















          414578.1